Filed with the Securities and Exchange Commission on January 26, 2016

1933 Act Registration File No.   333-205411
1940 Act File No. 811- 23063

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.	1	[	X	]
Post-Effective Amendment No.		[		]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	1	[	X	]

(Check appropriate box or boxes.)

HORIZON FUNDS
(Exact Name of Registrant as Specified in Charter)

13024 Ballantyne Corporate Place, Suite 225
Charlotte, North Carolina 28277
 (Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (704) 544-2399

Matthew S. Chambers
Horizon Funds
13024 Ballantyne Corporate Place, Suite 225
Charlotte, North Carolina 28277
(Name and Address of Agent for Service)

Copy to:
Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

This Pre-Effective Amendment No. 1 to the Registration Statement is being filed for the purpose of updating the Registration Statement in response to comments of the Staff of the Securities and Exchange Commission and making certain non-material changes to the Registration Statement.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, an indefinite number of shares of beneficial interest, no par value, is being registered by this Registration Statement under the Securities Act of 1933, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

HORIZON ACTIVE ASSET ALLOCATION FUND

Class	A	Shares	HASAX
Class	I	Shares	HASIX
Class	N	Shares	AAANX

HORIZON ACTIVE RISK ASSIST® FUND

Class	A	Shares	ARAAX
Class	I	Shares	ARAIX
Class	N	Shares	ARANX

HORIZON ACTIVE INCOME FUND

Class	A	Shares	AIHAX
Class	I	Shares	AIRIX
Class	N	Shares	AIMNX

PROSPECTUS

January 29, 2016

This Prospectus provides important information about the Funds that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission nor has the U.S. Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Table of Content - Prospectus

SUMMARY SECTIONS

Horizon Active Asset Allocation Fund

Investment Objective.  The investment objective of the Horizon Active Asset Allocation Fund (the “Allocation Fund”) is capital appreciation.

Fees and Expenses of the Allocation Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Allocation Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Allocation Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 27.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None	None	None
Redemption Fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class N
Management Fees	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.15%	0.15%	0.40%
Shareholder Servicing Expenses	None	None	0.25%
Remaining Other Expenses(1)	0.15%	0.15%	015%
Acquired Fund Fees and Expenses(2)	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	1.69%	1.44%	1.69%
Fee Waiver and Expense Reimbursements(3)	-0.08%	-0.08%	-0.08%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	1.61%	1.36%	1.61%
(1)
The Allocation Fund will be the successor to the Horizon Active Asset Allocation Fund (the “Predecessor Allocation Fund”), which is expected to be reorganized into the Allocation Fund on or around February 8, 2016.  “Remaining Other Expenses” for the Allocation Fund have been restated to reflect the estimated expenses of the Allocation Fund for its current fiscal year.

(2)
This number represents the combined total fees and operating expenses of the underlying funds owned by the Allocation Fund and is not a direct expense incurred by the Allocation Fund or deducted from Fund assets.  Since this number does not represent a direct operating expense of the Allocation Fund, the operating expenses set forth in the Allocation Fund’s financial highlights do not include this figure.

(3)
The Allocation Fund’s investment adviser, Horizon Investments, LLC, has contractually agreed to waive its advisory fees and/or reimburse expenses of the Allocation Fund, at least until December 31, 2018 so that the Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses (such as litigation)) do not exceed 1.42%, 1.17% and 1.42% of average daily net assets for Class A Shares, Class I Shares and Class N Shares, respectively; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by the Adviser, within three years after the end of the fiscal year in which such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the foregoing expense limit.  Only the Allocation Fund’s Board of Trustees may elect to terminate the advisory fee waiver agreement.

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Example.  This Example is intended to help you compare the cost of investing in the Allocation Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Allocation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Allocation Fund’s operating expenses remain the same (taking into account the contractual expense limitation).  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Year	1 Year	3 Years	5 Years	10 Years
Class A	$729	$1,054	$1,418	$2,438
Class I	$138	$431	$763	$1,702
Class N	$164	$508	$894	$1,977

Portfolio Turnover.  The Allocation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Allocation Fund’s performance. During the most recent fiscal year ended November 30, 2015, the Allocation Fund’s portfolio turnover rate was 472% of the average value of the portfolio.

Principal Investment Strategies of the Allocation Fund
The Allocation Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), seeks to achieve the Allocation Fund’s investment objective by allocating assets across one or more of the following sectors of the global securities markets:

●	U.S. Common Stocks
●	Foreign Developed Market Common Stocks
●	Emerging Market Common Stocks
●	Real Estate Investment Trusts (“REITs”)
●	Government Bonds
●	Corporate Bonds
●	International Bonds
●	Municipal Bonds
●	High Yield Bonds

Horizon selects asset classes using a flexible approach that allocates the Allocation Fund’s portfolio between asset classes that Horizon believes have the highest expected return for a given amount of risk. This flexible approach to investing typically seeks to maximize returns by adjusting portfolio asset-allocations among various asset classes based upon near-term forecasts.  Horizon assesses expected return and risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis.  Horizon expects to engage in frequent buying and selling of securities to achieve the Allocation Fund’s investment objective.

Horizon typically executes its strategy by investing in exchange-traded funds (“ETFs”).  Potential ETFs are reviewed for sufficient trading liquidity and fit within overall portfolio diversification needs prior to investment.  Horizon may also invest in non-ETF securities, such as individual securities or baskets of securities, when it believes such investments may offer higher return and/or lower risk than an ETF or when Horizon believes such investments will provide strategic exposure to a specific sector or market segment.  Horizon expects that the Allocation Fund will typically hold no more than 30 ETF positions.

Horizon selects ETFs without restriction as to the issuer country, capitalization, currency, or maturity or credit quality of the securities held by each ETF. Under normal market conditions, the Allocation Fund invests a majority of its assets in ETFs that invest primarily in equity securities; however, certain ETFs in which the Allocation Fund may invest may invest primarily in lower-quality fixed income securities commonly known as “high yield” or “junk” bonds, which are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”).  In addition, the Allocation Fund may buy or write options on puts or calls for investment purposes, to hedge other investments or to generate option premiums for the Allocation Fund, and may implement such investments through option combinations such as spreads, straddles, strangles and collars.

The Allocation Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the Allocation Fund.

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Principal Risks of the Allocation Fund
Many factors affect the Allocation Fund’s performance. The Allocation Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities held by ETFs in which the Allocation Fund invests.  The Allocation Fund is not federally insured or guaranteed by any government agency.  YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Emerging Markets Risk.  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

ETF Risk.  You will indirectly pay fees and expenses charged by the ETFs in addition to the Allocation Fund’s direct fees and expenses.  As a result, the cost of investing in the Allocation Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.  These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities or foreign currencies.

Fixed Income Risk.  When the Fund invests in fixed income securities, options on fixed income securities or underlying investments that invest in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Allocation Fund or its underlying investments.  Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment.  Issuers may default on interest and principal payments.  Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Allocation Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility. If the Allocation Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Allocation Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Foreign Currency Risk.  Foreign currency-linked investments risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies in which the underlying investment is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

Foreign Securities Risk.  Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation.  Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.  Sovereign issuers may lack sufficient revenue to repay debts or may repudiate debts despite an ability to repay.

High Yield or Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest.  These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

Management Risk. The ability of the Allocation Fund to meet its investment objective is directly related to the allocation of the Allocation Fund’s assets.  Horizon may allocate the Allocation Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Allocation Fund’s value may be adversely affected.

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Market Risk.  Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Allocation Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Options Risk . Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk in the case of over the counter options. Option positions may expire worthless exposing the Allocation Fund to potentially significant losses.

Real Estate Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Smaller and Medium Issuer Risk.  Investments in underlying investments that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Turnover Risk. As a result of its trading strategies, the Allocation Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses. High rates of portfolio turnover may lower the performance of the Allocation Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Allocation Fund realizes capital gains when securities are sold, the Allocation Fund must generally distribute those gains to shareholders, increasing the Allocation Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Performance
The bar chart illustrates the risks of investing in Class N Shares of the Allocation Fund by showing the Allocation Fund’s average returns for each calendar quarter since inception.  The Average Annual Total Returns table shows how the Allocation Fund’s average annual returns compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Allocation Fund may invest. Remember, the Allocation Fund’s past performance, before and after taxes, is not necessarily an indication of how the Allocation Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932. Class I Shares of the Allocation Fund have not commenced investment operations as of the date of this Prospectus.

The Allocation Fund will be the successor to the investment performance of the Predecessor Allocation Fund as a result of the reorganization of the Predecessor Allocation Fund into the Allocation Fund on or around February 8, 2016.  Accordingly, the performance information shown below is that of the Predecessor Allocation Fund.  The Predecessor Allocation Fund was also advised by Horizon and had substantially the same investment objective, strategies and policies as the Allocation Fund.

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Calendar Year Returns as of December 31

During the period shown in the bar chart, the best performance for a quarter was 9.32% (for the quarter ended March 31, 2013).  The worst performance was -8.785% (for the quarter ended September 30, 2015).

Active Asset Allocation Fund
Average Annual Total Returns
For the periods ended December 31, 2015	One Year	Since Inception of Class*
Class N Shares
Return Before Taxes	-4.20%	8.06%
Return After Taxes on Distributions	-5.37%	6.05%
Return After Taxes on Distributions and Sale of Fund Shares	-2.29%	5.41%
Class A Shares
Return Before Taxes	n/a	3.75%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	1.38%	14.40%
80% S&P 500 Total Return Index/ 20% MSCI ACWI (ex-US) (reflects no deduction for fees, expenses or taxes)	-0.02%	12.19%
*	Class N Shares commenced operations on January 31, 2012. Class A shares commenced operations on September 4, 2015.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.  If you own shares of the Allocation Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After-tax returns are shown for Class N shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities.  Investors cannot invest directly in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Allocation Fund during the periods shown.

Investment Adviser.  Horizon Investments, LLC.

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Portfolio Managers. Robbie Cannon, President and CEO of Horizon, Ronald Saba, CFA, Director of Equity Research of Horizon, and Kevin Blocker, CAIA, Quantitative Strategist of Horizon, share responsibility for the day-to-day management of the Allocation Fund as Co-Portfolio Managers. Mr. Cannon and Mr. Saba have each been a Co-Portfolio Manager of the Allocation Fund since 2012. Kevin Blocker has been Co-Portfolio Manager of the Allocation Fund since 2013.

Purchase and Sale of Fund Shares .  You may purchase and redeem shares of the Allocation Fund on any day that the New York Stock Exchange is open for trading, subject to certain restrictions described under the section titled “How to Purchase Shares” and “How to Redeem Shares” of the Allocation Fund’s Prospectus.   Purchases and redemptions may be made by mailing an application or redemption request to Horizon Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, or by calling 1-855-754-7932.  You also may purchase and redeem shares through a financial intermediary. The minimum initial investment in the Allocation Fund is $2,500 and the minimum subsequent investment is $250 for Class A Shares and Class N shares.  The minimum initial investment in the Allocation Fund is $10 million for Class I shares. There is no minimum subsequent investment for Class I shares.

Tax Information.  The Allocation Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Allocation Fund through a broker-dealer or other financial intermediary (such as a bank), the Allocation Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Allocation Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

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Horizon Active Risk Assist® Fund

Investment Objective: The investment objective of the Horizon Active Risk Assist® Fund (the “Risk Assist Fund”) is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy (the “Risk Assist strategy”).

Fees and Expenses of the Risk Assist Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Risk Assist Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Risk Assist Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 27.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None	None	None
Redemption Fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class N
Management Fees	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.16%	0.16%	0.41%
Shareholder Servicing Expenses	None	None	0.25%
Remaining Other Expenses (1)	0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses(2)	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	1.71%	1.46%	1.71%
Fee Waiver and Expense Reimbursements(3)	-0.09%	-0.09%	-0.09%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	1.62%	1.37%	1.62%
(1)
The Risk Assist Fund will be the successor to the Horizon Active Risk Assist® Fund (the “Predecessor Risk Assist Fund”), which is expected to be reorganized into the Risk Assist Fund on or around February 8, 2016.  “Remaining Other Expenses” for the Risk Assist Fund have been restated to reflect the estimated expenses of the Risk Assist Fund for its current fiscal year.

(2)
This number represents the combined total fees and operating expenses of the underlying funds owned by the Risk Assist Fund and is not a direct expense incurred by the Risk Assist Fund or deducted from Fund assets.  Since this number does not represent a direct operating expense of the Risk Assist Fund, the operating expenses set forth in the Risk Assist Fund’s financial highlights do not include this figure.

(3)
The Risk Assist Fund’s investment adviser, Horizon Investments, LLC, has contractually agreed to waive its fees and reimburse expenses of the Risk Assist Fund, at least until December 31, 2018, so that the Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement (exclusive of front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses (such as litigation)) will not exceed 1.42%, 1.17% and 1.42% of average daily net assets for Class A, Class I and Class N Shares, respectively; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by the Adviser, within three years after the end of the fiscal year in which such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the foregoing expense limit.  Only the Risk Assist Fund’s Board of Trustees may elect to terminate the advisory fee waiver agreement.

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Example:  This Example is intended to help you compare the cost of investing in the Risk Assist Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Risk Assist Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Risk Assist Fund’s operating expenses remain the same (taking into account the contractual expense limitation).  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Year	1 Year	3 Years
Class A	$730	$1,057
Class I	$139	$434
Class N	$165	$511

Portfolio Turnover.  The Risk Assist Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Risk Assist Fund’s performance. During the most recent fiscal period ended November 30, 2015, the Risk Assist Fund’s portfolio turnover rate was 541% of the average value of the portfolio.

Principal Investment Strategies of the Risk Assist Fund
The Risk Assist Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), seeks to achieve the Risk Assist Fund’s investment objective by using a multi-discipline active asset allocation investment approach. Horizon allocates the Risk Assist Fund’s assets across various sectors of the global securities markets.  In addition, Horizon seeks to mitigate downside risk through its Risk Assist strategy, which is an active risk reduction strategy intended to guard against large declines in an equity portfolio.

Global Securities Strategy

Horizon executes its global securities allocation strategy by allocating assets across one or more of the following sectors of the global securities markets:

●	U.S. Common Stocks
●	Foreign Developed Market Common Stocks
●	Emerging Market Common Stocks
●	Real Estate Investment Trusts (“REITs”)
●	Government Bonds
●	Corporate Bonds
●	International Bonds
●	Municipal Bonds
●	High Yield Bonds

Horizon selects asset classes using a flexible approach that allocates the Risk Assist Fund’s portfolio between asset classes that Horizon believes have the highest expected return for a given amount of risk. This flexible approach to investing typically seeks to maximize returns by adjusting portfolio asset-allocations among various asset classes based upon near-term forecasts.  Horizon assesses expected return and risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis.  Horizon expects to engage in frequent buying and selling of securities to achieve the Risk Assist Fund’s investment objective.

Horizon typically executes its strategy by investing in exchange-traded funds (“ETFs”).  Potential ETFs are reviewed for sufficient trading liquidity and fit within overall portfolio diversification needs prior to investment.  Horizon may also invest in non-ETF securities, such as individual securities or baskets of securities, when it believes such investments may offer higher return and/or lower risk than an ETF or when Horizon believes such investments will provide strategic exposure to a specific sector or market segment.  Horizon expects that the Risk Assist Fund will typically hold no more than 30 ETF positions.

Horizon selects ETFs without restriction as to the issuer country, capitalization, currency, or maturity or credit quality of the securities held by each ETF. Under normal market conditions, the Risk Assist Fund invests a majority of its assets in ETFs that invest primarily in equity securities; however, certain ETFs in which the Risk Assist Fund may invest may invest primarily in lower-quality fixed income securities commonly known as “high yield” or “junk” bonds, which are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”).   In addition, the Risk Assist Fund may buy or write options on puts or calls for investment purposes, to hedge other investments or to generate option premiums for the Risk Assist Fund, and may implement such investments through option combinations such as spreads, straddles, strangles and collars.

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Additional Overlay: Risk Assist Strategy

Under the Risk Assist strategy, Horizon continually measures market conditions with a specific focus on characteristics that indicate abnormal severe risk conditions, in order to apply a proprietary process that prompts a risk reduction of the portfolio. Horizon executes this strategy by investing up to 100% of the Risk Assist Fund’s portfolio in U.S. Treasuries or U.S. Treasury-focused securities, which may include, without limitation, Treasury bonds, Treasury notes, Treasury Inflated Protection Securities (“U.S. Treasury Securities”), U.S. government money market funds, exchange traded options on U.S. Treasury Securities, repurchase agreements fully collateralized by U.S. Treasury Securities, or ETFs that invest in any of the foregoing.  Horizon may also select options on individual securities, ETFs or indexes to hedge against market declines or generate returns from falling asset prices.

Although Horizon may allocate 100% of the Risk Assist Fund’s assets to the Risk Assist strategy, it is not required to.  Instead, Horizon employs the Risk Assist strategy in stages, and Horizon may allocate between 0% and 100% of the Risk Assist Fund’s assets to the Risk Assist strategy, depending on Horizon’s determination of current market risk.

The Risk Assist Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the Risk Assist Fund.

Principal Risks of the Risk Assist Fund
Many factors affect the Risk Assist Fund’s performance. The Risk Assist Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities held by ETFs in which the Risk Assist Fund invests.  The Risk Assist Fund is not federally insured or guaranteed by any government agency.  YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Emerging Markets Risk.  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

ETF Risk.  You will indirectly pay fees and expenses charged by the ETFs in addition to the Risk Assist Fund’s direct fees and expenses.  As a result, the cost of investing in the Risk Assist Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.  These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities or foreign currencies.

Fixed Income Risk.  When the Risk Assist Fund invests in fixed income securities, options on fixed income securities or underlying investments that invest in fixed income securities, the value of your investment in the Risk Assist Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Risk Assist Fund or its underlying investments.  Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment.  Issuers may default on interest and principal payments.  Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Risk Assist Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility. If the Risk Assist Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Risk Assist Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

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Foreign Currency Risk.  Foreign currency-linked investment risk includes market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies in which the Risk Assist’s underlying investments are long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

Foreign Securities Risk. Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation.  Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.  Sovereign issuers may lack sufficient revenue to repay debts or may repudiate debts despite an ability to repay.

High Yield or Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest.  These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

Limited History of Operations Risk. The Risk Assist Fund has a limited history of operations for investors to evaluate.

Management Risk. The ability of the Risk Assist Fund to meet its investment objective is directly related to the allocation of the Risk Assist Fund’s assets.  Horizon may allocate the Risk Assist Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Risk Assist Fund’s value may be adversely affected.

Market Risk.  Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Risk Assist Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Options Risk . Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk in the case of over the counter options. Option positions may expire worthless exposing the Risk Assist Fund to potentially significant losses.

Real Estate Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Risk Assist Strategy Risk.  There can be no guarantee that the Risk Assist strategy will be successful in preventing losses in the Risk Assist Fund’s portfolio.  Because the Risk Assist strategy may be implemented in stages, the Risk Assist Fund may have market exposure during times when the Risk Assist strategy is being implemented.  To the extent that the Risk Assist strategy is implemented, the Risk Assist Fund will likely not benefit from capital appreciation or income from the equity markets.

Smaller and Medium Issuer Risk.  Investments in underlying investments that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Turnover Risk. As a result of its trading strategies, the Risk Assist Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses. High rates of portfolio turnover may lower the performance of the Risk Assist Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Risk Assist Fund realizes capital gains when securities are sold, the Risk Assist Fund must generally distribute those gains to shareholders, increasing the Risk Assist Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

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Performance
The bar chart illustrates the risks of investing in Class N Shares of the Allocation Fund by showing the Risk Assist Fund’s average returns for each calendar quarter since inception.  The Average Annual Total Returns table shows how the Risk Assist Fund’s average annual returns compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Risk Assist Fund may invest. Remember, the Risk Assist Fund’s past performance, before and after taxes, is not necessarily an indication of how the Risk Assist Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.  Class I Shares of the Risk Assist Fund have not commenced investment operations as of the date of this Prospectus.

The Risk Assist Fund will be the successor to the investment performance of the Predecessor Risk Assist Fund as a result of the reorganization of the Predecessor Risk Assist Fund into the Risk Assist Fund on or around February 8, 2016.  Accordingly, the performance information shown below is that of the Predecessor Risk Assist Fund.  The Predecessor Risk Assist Fund was also advised by Horizon and had substantially the same investment objective, strategies and policies as the Risk Assist Fund.

During the period shown in the bar chart, the best performance for a quarter was 2.68% (for the quarter ended December 31, 2015).  The worst performance was -8.12% (for the quarter ended September 30, 2015).

Risk Assist Fund
Average Annual Total Returns
For the periods ended December 31, 2015	One Year	Since Inception of Class*
Class N Shares
Return Before Taxes	-5.56%	-3.07%
Return After Taxes on Distributions	-5.99%	-3.40%
Return After Taxes on Distributions and Sale of Fund Shares	-3.15%	-2.49%
Class A Shares
Return Before Taxes	n/a	-1.11%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	1.38%	3.63%
80% S&P 500 Total Return Index/ 20% MSCI ACWI (ex-US) (reflects no deduction for fees, expenses or taxes)	-0.02%	6.13%

*	Class N Shares commenced operations on August 28, 2014. Class A shares commenced operations on September 4, 2015.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.  If you own shares of the Risk Assist Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  After-tax returns are shown for Class N shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

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The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  The MSCI ACWI (ex-US) Index is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities.  The MSCI ACWI (ex-US) Index includes both developed and emerging markets.    The Barclays Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.   Investors cannot invest directly in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Risk Assist Fund during the periods shown.

Investment Adviser. Horizon Investments, LLC.

Portfolio Managers. Robbie Cannon, President and CEO of Horizon, Ronald Saba, CFA Director of Equity Research of Horizon, Kevin Blocker, CAIA, Quantitative Strategist of Horizon, and Scott Ladner, Director of Alternative Strategies of Horizon, share responsibility for the day-to-day management of the Risk Assist Fund as Co-Portfolio Managers. Mr. Cannon, Mr. Saba, Mr. Blocker, and Mr. Ladner have each been a Co-Portfolio Manager of the Risk Assist Fund since its inception in September, 2014.

Purchase and Sale of Fund Shares.  You may purchase and redeem shares of the Risk Assist Fund on any day that the New York Stock Exchange is open for trading, subject to certain restrictions described under the section titled “How to Purchase Shares” and “How to Redeem Shares” of the Risk Assist Fund’s Prospectus.  Purchases and redemptions may be made by mailing an application or redemption request to Horizon Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, or by calling 1-855-754-7932.  You also may purchase and redeem shares through a financial intermediary. The minimum initial investment in the Risk Assist Fund is $2,500 and the minimum subsequent investment is $250 for Class A Shares and Class N shares.  The minimum initial investment in the Risk Assist Fund is $10 million for Class I shares. There is no minimum subsequent investment for Class I shares.

Tax Information.  The Risk Assist Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Risk Assist Fund through a broker-dealer or other financial intermediary (such as a bank), the Risk Assist Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Risk Assist Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

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Horizon Active Income Fund

Investment Objective:  The investment objective of the Horizon Active Income Fund (the “Income Fund”) is income.

Fees and Expenses of the Income Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Income Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 27.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None	None	None
Redemption Fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class N
Management Fees	0.77%	0.77%	0.77%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.18%	0.18%	0.43%
Shareholder Servicing Expenses	None	None	0.25%
Remaining Other Expenses(1)	0.18%	0.18%	0.18%
Acquired Fund Fees and Expenses(2)	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	1.48%	1.23%	1.48%
Fee Waiver and Expense Reimbursements(3)	(0.00%)	(0.00%)	(0.00%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	1.48%	1.23%	1.48%
(1)
The Income Fund will be the successor to the Horizon Active Income Fund (the “Predecessor Income Fund”), which is expected to be reorganized into the Income Fund on or around February 8, 2016.  “Remaining Other Expenses” for the Income Fund have been restated to reflect the estimated expenses of the Income Fund for its current fiscal year.

(2)
This number represents the combined total fees and operating expenses of the underlying funds owned by the Income Fund and is not a direct expense incurred by the Income Fund or deducted from Fund assets.  Since this number does not represent a direct operating expense of the Income Fund, the operating expenses set forth in the Income Fund’s financial highlights do not include this figure.

(3)
The Income Fund’s investment adviser, Horizon Investments, LLC, has contractually agreed to waive its advisory fees and/or reimburse expenses of the Income Fund, at least until December 31, 2018, so that the Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses (such as litigation)) do not exceed 1.24%, 0.99% and 1.24% of average daily net assets for Class A Shares, Class I Shares and Class N Shares, respectively; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by the Adviser, within three years after the end of the fiscal year in which such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the foregoing expense limit.  Only the Income Fund’s Board of Trustees may elect to terminate the advisory fee waiver agreement.

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Example.  This Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same (taking into account the contractual expense limitation).  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Year	1 Year	3 Years	5 Years	10 Years
Class A	$717	$1,016	$1,336	$2,242
Class I	$125	$390	$676	$1,489
Class N	$151	$468	$808	$1,768

Portfolio Turnover.  The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Income Fund’s performance. During the fiscal period ended November 30, 2015, the Income Fund’s portfolio turnover rate was 324% of the average value of the portfolio.

Principal Investment Strategies of the Income Fund
The Income Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), seeks to achieve the Income Fund’s investment objective by allocating assets across various sectors of the global securities markets.  Horizon executes this strategy by investing in “income-producing securities”, which Horizon defines as including any of the following: equity securities that are expected to pay a dividend; fixed-income securities; cash equivalents; sovereign debt (including U.S. treasuries); fixed and floating rate securities of publicly traded companies; convertible bonds; preferred stock; master limited partnerships (“MLPs”); mortgage-backed securities (“MBS”); and real estate investment trusts (“REITs”).

Horizon selects asset classes using a flexible approach that allocates the Income Fund’s portfolio between asset classes that Horizon believes have the highest expected return for a given amount of risk. This flexible approach to investing typically seeks to maximize returns by adjusting portfolio asset-allocations among various asset classes based upon near-term forecasts.  Horizon assesses expected return and risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis.  Horizon expects to engage in frequent buying and selling of securities to achieve the Income Fund’s investment objective.

Horizon typically executes its strategy by investing in exchange-traded funds (“ETFs”), but it is not required to do so.  Potential ETFs are reviewed for sufficient trading liquidity and fit within overall portfolio diversification needs prior to investment.  Horizon may also invest in non-ETF securities, such as individual securities or baskets of securities, when it believes such investments may offer higher return and/or lower risk than an ETF or when Horizon believes such investments will provide strategic exposure to a specific sector or market segment.

The Income Fund will invest primarily in U.S. Dollar denominated securities, but may also invest a portion of its assets in non-U.S. Dollar denominated securities.  Horizon selects portfolio investments without restriction as to the issuer country, capitalization, currency, maturity or credit quality. In addition, the Income Fund may buy or write options on puts or calls for investment purposes, to hedge other investments or to generate option premiums for the Income Fund, and may implement such investments through option combinations such as spreads, straddles, strangles and collars.

The Income Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the Income Fund.

Principal Risks of the Income Fund.
Many factors affect the Income Fund’s performance. The Income Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities held by ETFs in which the Income Fund invests.  The Income Fund is not federally insured or guaranteed by any government agency.  YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Credit Risk.  Issuers of fixed-income securities may default on interest and principal payments due to the Income Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) or lower (sometimes referred to as “junk bonds”) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities. These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

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Emerging Markets Risk.  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

ETF Risk.  You will indirectly pay fees and expenses charged by the ETFs in addition to the Income Fund’s direct fees and expenses.  As a result, the cost of investing in the Income Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.  These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities or foreign currencies.

Fixed Income Risk.  When the Income Fund invests in fixed income securities, options on fixed income securities or underlying investments that invest in fixed income securities, the value of your investment in the Income Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Income Fund or its underlying securities.  Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment.  Issuers may default on interest and principal payments.  Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Income Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility. If the Income Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Income Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Foreign Currency Risk.  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Income Fund’s underlying investments are long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

Foreign Securities Risk. Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation.  Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.  Sovereign issuers may lack sufficient revenue to repay debts or may repudiate debts despite an ability to repay.

High Yield or Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest.  These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

Interest Rate Risk: When the Income Fund invests in bonds (either directly or through underlying investments), the value of your investment in the Income Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Income Fund or its underlying investments. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Management Risk. The ability of the Income Fund to meet its investment objective is directly related to the allocation of the Income Fund’s assets.  Horizon may allocate the Income Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Income Fund’s value may be adversely affected.

Market Risk.  Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Income Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

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MBS Risk.  MBS are subject to credit risk because underlying loan borrowers may default.  Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity at faster or slower rates than expected.

MLP Risk.  Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right.  MLPs, typically, do not pay U.S. federal income tax at the partnership level.  Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses.  A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income.

Options Risk . Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk in the case of over the counter options. Option positions may expire worthless exposing the Income Fund to potentially significant losses.

Real Estate Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Turnover Risk. As a result of its trading strategies, the Income Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses. High rates of portfolio turnover may lower the performance of the Income Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Income Fund realizes capital gains when securities are sold, the Income Fund must generally distribute those gains to shareholders, increasing the Income Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Performance
The bar chart illustrates the risks of investing in Class N Shares of the Income Fund by showing the Income Fund’s average returns for each calendar quarter since inception.  The Average Annual Total Returns table shows how the Income Fund’s average annual returns compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Income Fund may invest. Remember, the Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Income Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.  Class A Shares and Class I Shares of the Income Fund have not commenced investment operations as of the date of this Prospectus.

The Income Fund will be the successor to the investment performance of the Predecessor Income Fund as a result of the reorganization of the Predecessor Income Fund into the Income Fund on or around February 8, 2016.  Accordingly, the performance information shown below is that of the Predecessor Income Fund.  The Predecessor Income Fund was also advised by Horizon and had substantially the same investment objective, strategies and policies as the Income Fund.

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Calendar Year Returns as of December 31

During the period shown in the bar chart, the best performance for a quarter was 1.87% (for the quarter ended June 30, 2014).  The worst performance was -2.85% (for the quarter ended June 30, 2015).

Active Income Fund
Average Annual Total Returns
For the periods ended December 31, 2015	One Year	Since Inception (September 30, 2013)
Class N Shares
Return Before Taxes	-1.68%	0.39%
Return After Taxes on Distributions	-2.37%	-0.24%
Return After Taxes on Distributions and Sale of Fund Shares	-0.95%	0.02%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	2.79%

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Income Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The Barclays Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.  Investors cannot directly invest in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Income Fund during the periods shown.

Investment Adviser. Horizon Investments, LLC.

Portfolio Managers. Robbie Cannon, President and CEO of Horizon, Ronald Saba, CFA Director of Equity Research of Horizon and Scott Ladner, Director of Alternative Strategies, share responsibility for the day-to-day management of the Income Fund as Co-Portfolio Managers. Mr. Cannon, Mr. Saba and Mr. Ladner have each been a Co-Portfolio Manager of the Income Fund since its inception in 2013.

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Purchase and Sale of Fund Shares. You may purchase and redeem shares of the Income Fund on any day that the New York Stock Exchange is open for trading, subject to certain restrictions described under the sections titled “How to Purchase Shares” and “How to Redeem Shares” of the Income Fund’s Prospectus.  The minimum initial investment in the Income Fund is $2,500 and the minimum subsequent investment is $250 for Class A Shares and Class N shares.  The minimum initial investment in the Income Fund is $10 million for Class I shares. There is no minimum subsequent investment for Class I shares.

Tax Information. The Income Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Income Fund through a broker-dealer or other financial intermediary (such as a bank), the Income Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Income Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES

Investment Objective:  Each of the Allocation Fund, the Risk Assist Fund and the Income Fund (each, a “Fund”) may change its investment objective without shareholder approval upon not less than 60 days’ written notice to shareholders.

Additional Information Regarding the Fund’s Global Asset Allocation Strategies:

Fund-of-Funds
Horizon executes each Fund’s investment strategy by investing primarily in ETFs, which is commonly referred to as a “fund-of-funds” investment style.  ETF’s are registered investment companies that may be index-based or actively managed.  An index-based ETF typically seeks to track the performance of a particular market index.  These indexes include not only broad-market indexes, but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.  An actively managed ETF seeks to achieve its investment objective through active management in accordance with an investment strategy, similar to other non-index-based investment companies.  An ETF is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price.  The trading price of an ETF fluctuates in accordance with changes in market supply and demand.  Each Fund will typically allocate its assets among a group of ETFs in different percentages.

Selection of ETFs
Horizon selects specific ETFs for investment, in part, on their investment goals and strategies, their investment adviser and portfolio manager, and on the analysis of their past performance (absolute, relative and risk-adjusted).  Horizon also considers other factors in the selection of ETFs, such as fund size, liquidity, expense ratio, quality of shareholder service, reputation and tenure of portfolio manager, general composition of its investment portfolio and current and expected portfolio holdings.  Some ETFs in which a Fund may invest may not share the same investment goal and investment limitations as the Fund. Normally, a Fund will invest its assets in ETFs from several different fund families, managed by a variety of investment advisers, and having a variety of different investment goals and strategies. However, each Fund may invest up to 40% of its total assets in one ETF.

Allocation of Fund Assets Among Market Segments
Horizon’s investment philosophy is that markets are dynamic. Changing market conditions provide opportunities for experienced and disciplined managers to create value for their clients. The investment process relies on Horizon’s economic, quantitative and fundamental research groups to identify actionable investment ideas.  Horizon’s process may focus on forecasts of relative economic growth rates across countries and regions, industry or sector-specific growth rates, foreign currency exchange rates as well as company versus peer group metrics, such as price-to-earnings ratio.  Horizon believes that its portfolio construction is based on the latest optimization and risk mitigation tools available and is focused on balancing the tradeoff between expected risk and return. Risk is controlled through position, portfolio, and market level metrics.  Each Fund’s portfolio is periodically tested through both historical as well as simulated market environments to evaluate potential periods of volatility and downside risk.  When allocating assets, Horizon selects ETFs without restriction as to the issuer country, capitalization, currency, or maturity or credit quality of the securities held by each ETF.

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PRINCIPAL INVESTMENT RISKS

An investment in a Fund is subject to one or more of the principal risks identified in the following table.  The identified principal risks are discussed in more detail in the disclosure that immediately follows the table.
	Active Asset Allocation Fund	Active Risk Assist® Fund	Active Income Fund
Credit Risk			✓
Emerging Markets Risk	✓	✓	✓
ETF Risk	✓	✓	✓
Fixed Income Risk	✓	✓	✓
Fluctuation of NAV; Unit Premiums and Discounts	✓	✓	✓
Foreign Currency Risk	✓	✓	✓
Foreign Securities Risk	✓	✓	✓
Interest Rate Risk			✓
Limited History of Operations Risk		✓
Management Risk	✓	✓	✓
Market Risk	✓	✓	✓
Mortgage Backed Securities Risk			✓
Master Limited Partnership Risk			✓
Non-U.S. Government Debt Risk			✓
Options Risk	✓	✓	✓
Real Estate Risk	✓	✓	✓
Smaller and Medium Issuer Risk	✓	✓
Turnover Risk	✓	✓	✓

Credit Risk: Issuers of fixed-income securities may default on interest and principal payments.  Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation.  Fixed-income securities rated below the fourth classification by Moody’s (Baa) and S&P (BBB) (sometimes referred to as “junk bonds”) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.  These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

ETF Risk: Because each Fund invests in ETFs, the value of your investment will fluctuate in response to the performance of the ETFs.  In addition, investing through a portfolio of ETFs involves certain additional expenses and certain tax results that would not arise if you invested directly in the ETFs. By investing indirectly in ETFs through a Fund, you will bear not only your proportionate share of that Fund’s expenses (including operating costs and investment advisory fees), but also, indirectly, similar expenses and charges of the ETFs.  In addition, to the extent these ETFs trade their portfolios actively; they will incur higher brokerage commissions as well as increased realization of taxable gains.  When a Fund invests in ETFs that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in a Fund may be more volatile than investments in other funds.

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Fixed Income Risk: When a Fund invests in fixed income securities, options on fixed income securities or underlying investments that invest in fixed income securities, the value of your investment in that Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by a Fund or its underlying investments.  In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.  Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment, which increases the change of default.  Other risk factors impacting fixed income securities include credit risk, maturity risk, market risk, extension or prepayment risk, illiquid security risks, investment-grade and high yield securities risk.  Issuers may default on interest and principal payments.  Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.  These risks could affect the value of a particular investment by a Fund possibly causing that Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the shares of the ETFs in which a Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings. The market prices of an ETF’s shares will generally fluctuate in accordance with changes in the ETF’s NAV and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. It cannot be predicted whether an ETF’s shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the ETF’s shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the ETF trading individually or in the aggregate at any point in time. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility. While an ETF’s creation/redemption feature is designed to make it likely that the ETF’s shares normally will trade close to its NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the ETF’s NAV. If a Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk.  Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.  Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours.  Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency.  Country risk arises because virtually every country has interfered with international transactions in its currency.  Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad.  Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate.  This risk could include the country issuing a new currency, effectively making the “old” currency worthless.  Each Fund may also make investments in ETFs that hold short positions in foreign currencies, or buy or write options on currency-focused ETFs, in an attempt to hedge against, or generate returns from, potential depreciation in the value of a currency.

Foreign Securities Risk: Investing in securities of foreign issuers may involve more risks than investing in U.S. companies.  These risks can increase the potential for losses in a Fund and may include, among others, the effect of currency devaluations, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information and limited trading markets.  Foreign investments may experience greater volatility than U.S. investments.  Additionally, investments in securities denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar.  A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies.

Interest Rate Risk: When a Fund invests in bonds (either directly or through underlying investments), the value of your investment in that Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund or its underlying investments. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Limited History of Operations Risk: Each Fund has a limited history of operations for investors to evaluate.

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Management Risk: The ability of a Fund to meet its investment objective is directly related to the allocation of that Fund’s assets.  Horizon may allocate a Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case a Fund’s value may be adversely affected.  Horizon’s judgments about the attractiveness, value and potential appreciation of particular security or other investment in which a Fund invests or sells short may prove to be incorrect and may not produce the desired results.

Market Risk: Each Fund’s investments in securities and other investments in general are subject to market risks that may cause their prices to fluctuate over time. A Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic, political and market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates.  The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.  Fluctuations in the value of securities and financial instruments in which a Fund invests, will cause the Net Asset Value (“NAV”) of that Fund to fluctuate.  Historically, the markets have moved in cycles, and the value of a Fund’s securities may fluctuate drastically from day to day.

Mortgage Backed Securities Risk: MBS are subject to credit risk because underlying loan borrowers may default.  Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.  The value of these securities may go down as a result of changes in prepayment and/or default rates on the underlying mortgage loans.  During periods of declining interest rates, prepayment rates usually increase and a Fund may have to reinvest prepayment proceeds at lower interest rates.  During periods of rising interest rates, prepayment rates usually decrease and a Fund may have less opportunity to reinvest prepayment proceeds at higher interest rates.

Master Limited Partnership Risk: Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right.  MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of a Fund.  MLPs, typically, do not pay U.S. federal income tax at the partnership level.  Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses.  A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income.  The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP.  Thus, if any of the MLPs owned by a Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in that Fund and lower income, as compared to an MLP that is not taxed as a corporation.

Non-U.S. Government Debt Risk: Each Fund may invest in debt obligations of non-U.S. governments.  An investment in debt obligations of non-U.S. governments and their political subdivisions (sovereign debt) involves special risks that are not present in corporate debt obligations.  The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers. In the past, certain non-U.S. countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward its principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from non-U.S. governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

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Options Risk:   Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the option may not correlate perfectly with the underlying asset, rate or index.  Option prices are highly volatile and may fluctuate substantially during a short period of time.  Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading options involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

Liquidity Risk : Although it is anticipated that the options traded by a Fund will be actively traded, it is possible that particular investments might be difficult to purchase or sell, possibly preventing a Fund from executing positions at an advantageous time or price, or possibly requiring them to dispose of other investments at unfavorable times or prices in order to satisfy their obligations.

Speculation Risk : Because option premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Real Estate Risk.  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. When economic growth is slow, demand for property decreases and prices tend to decline. Property values tend to decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. A REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties.  A decline in rental income will occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management.  A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows.  Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

Smaller and Medium Issuer Risk: Investments in small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization and medium-capitalization companies often have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.  These securities may trade over-the-counter or on an exchange and may or may not pay dividends.

Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which will reduce a Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.  Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Non-Principal Risks

In addition to the principal risks outlined above, an investment in a Fund is also subject to the following additional risk:

Commodity Risk.   A Fund’s exposure to the commodities through underlying investments that invest in commodities may subject the Fund to greater volatility than investments in traditional securities. The value of such investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

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Temporary Defensive Strategies

To respond to adverse market, economic, political or other conditions, each Fund may take a defensive position and invest up to 100% of its total assets, without limitation, in high-quality short-term debt securities or money market instruments. These short-term debt securities and money market instruments may include, without limitation: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. Each Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure

A description of the Funds’ policies regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information. The Funds may, from time to time, make available quarter end (and in some instances month-end) portfolio holdings information on their website at www.horizonmutualfunds.com. The portfolio holdings are generally posted to the website within 15 days following the end of each quarter (or month as applicable) and remain available until more recent portfolio holdings are posted. Shareholders may request portfolio holdings schedules at no charge by calling 1-855-754-7932.

MANAGEMENT OF THE FUNDS

Investment Adviser

Horizon Investments, LLC, a South Carolina limited liability company, serves as investment adviser to the Funds.  Horizon has been an investment adviser since 1995, and serves individuals, mutual funds, employee benefit plans, trusts and corporations. Horizon maintains its principal offices at 13024 Ballantyne Corporate Place, Suite 225, Charlotte, NC  28277. Under the terms of its Investment Advisory Agreement with each Fund, Horizon is responsible for formulating the Fund’s investment program and for making day-to-day investment decisions and engaging in portfolio transactions. Horizon provides office space, services and equipment and assistance in supervising matters relating to the Funds’ operations.

Horizon has agreed to waive its advisory fee and reimburse expenses to limit total operating expenses, so that direct expenses (not including front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed the amounts listed below for the Funds:

	Class A	Class I	Class N
Active Asset Allocation Fund	1.42%	1.17%	1.42%
Active Risk Assist® Fund	1.42%	1.17%	1.42%
Active Income Fund	1.24%	0.99%	1.24%

Horizon has agreed to these limits through at least December 31, 2018. These fee waivers and expense reimbursements are subject to possible recoupment from each Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.  Only the Funds’ Board of Trustees may elect to terminate the advisory fee waiver agreement. For the most recent fiscal year ended November 30, 2014, Horizon received from the Predecessor Funds an advisory fee equal to 0.97%, 0% and 0.70% of the average daily net assets from the Active Asset Allocation Fund, Active Risk Assist® Fund and Active Income Fund, respectively.

A discussion summarizing the basis upon which the Board of Trustees approved the initial Investment Advisory Agreement between the Funds and Horizon will be included in the Funds’ annual report dated November 30, 2015.

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Portfolio Managers

Robbie Cannon – President & CEO (Active Asset Allocation Fund, Active Risk Assist® Fund and Active Income Fund)
Robbie Cannon is the President and CEO of Horizon Investments, LLC. During his tenure, which began in 1999, Horizon has grown from a small retail RIA firm to a multi-billion dollar third party investment management group with a national footprint of independent broker dealers and institutional clients.  His career in finance began in 1994, and has encompassed various aspects of portfolio management including asset allocation, equity analysis and risk management. He graduated from Furman University.

Ronald Saba, CFA - Director of Equity Research (Active Asset Allocation Fund, Active Risk Assist® Fund and Active Income Fund)
Mr. Saba has more than twenty years of experience performing fundamental research and managing equity portfolios.  He joined Horizon Investments in 2009 and is responsible for all fundamental equity research.  Prior to joining Horizon, Mr. Saba was Managing Partner and Chief Investment Officer of Charlotte Capital, LLC from 1999 through 2006, where he was lead portfolio manager for the firm’s two institutional investment products.  Prior to his association with Charlotte Capital, Mr. Saba was a Portfolio Manager with Pioneer Investments where he was lead portfolio manager of institutional small cap value portfolios and co-managed the Pioneer Small Company mutual fund. Before that, Mr. Saba was a Portfolio Manager and Analyst with Heartland Advisors where he managed separately managed accounts and served as Co-Portfolio Manager of the Heartland Value Plus Fund.  Mr. Saba holds a Masters of Business Administration from the University of Chicago Graduate School of Business and a Bachelor of Science Degree in Business Administration from The Ohio State University.

Kevin Blocker, CAIA – Quantitative Strategist (Active Asset Allocation Fund and Active Risk Assist® Fund)
Mr. Blocker has over ten years of experience in quantitative analysis. He joined Horizon Investments in 2001 and is one of the original developers of the firm’s investment process. Mr. Blocker specializes in quantitative analysis and portfolio construction using traditional and alternative investment strategies. As a member of the firm’s Investment Committee, Mr. Blocker is responsible for screening investment opportunities and portfolio optimization. Mr. Blocker received a BA and BS in mathematics, computer science, and Spanish at Wofford College. Mr. Blocker also holds the Chartered Alternative Investment Analyst designation.

Scott Ladner – Director of Alternative Strategies (Active Risk Assist® Fund and Active Income Fund)
Mr. Ladner provides trading, risk management and quantitative expertise to several of the firm’s strategies, with a particular emphasis on building Horizon’s Risk Management suite of products, as well as its capabilities within the alternative and absolute return investment space. Prior to Horizon, Mr. Ladner was a founder of Charlotte Global Advisors and Principal Guard, LLC. Mr. Ladner helped to launch an equity index volatility and dispersion trading unit at PEΔK6 Investments in Chicago, a proprietary listed option trading firm. Previously at First Union/Wachovia, Mr. Ladner founded and ran the $4 billion equity swap and forwards portfolio while also managing equity option and volatility portfolios. He also co-founded and managed the Risk Arbitrage and Special Situations portfolio. Mr. Ladner then managed the $300 billion notional swaption and cap/floor portion of the bank’s interest rate derivatives portfolio. Mr. Ladner received his BA in Economics and Russian Language & Literature from the University of North Carolina at Chapel Hill.

HOW SHARES ARE PRICED

Each Fund’s NAV is calculated on each day that the New York Stock Exchange (“NYSE”) is open. The NYSE is closed on weekends and most national holidays. The NAV is the value of a single share of a Fund. The NAV is calculated for each Fund at the close of business of the NYSE, normally 4:00 p.m. Eastern time (“Valuation Time”). Each Fund’s NAV is determined by subtracting the total of a Fund’s liabilities from its total assets and dividing the remainder by the number of shares outstanding.  Due to the fact that different expenses are charged to the Class A, Class I, and Class N shares of a Fund, the NAV of the three classes of a Fund may vary.  The value of a Fund’s total assets is generally based on the market value of the securities that a Fund holds.  Fund portfolio securities, which are traded on a national securities exchange, are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP). Certain short-term securities are valued on the basis of amortized cost.  Foreign securities may be traded in their primary markets on weekends or other days when a Fund does not price its shares.  Similarly, when the Funds hold securities traded in foreign markets that close prior to U.S. markets then significant events, including company-specific developments or broad market moves, may affect the value of foreign securities held by the Funds.  Therefore, the NAV of a Fund holding foreign securities may change on days when shareholders will not be able to buy or redeem their Fund shares. The Funds normally use third party pricing services to obtain market quotations.

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If a security does not have a readily available market quotation, Horizon values the security based on fair value, as determined in good faith in accordance with the guidelines established by the Funds’ Board of Trustees (the “Board”). The types of securities for which fair value pricing is required include, but are not limited to:

•
Securities for which market quotations are insufficient or not readily available at the Valuation Time on a particular Business Day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

•
Securities for which, in the judgment of Horizon, the prices or values available do not represent the fair value of the instrument. Factors which may cause Horizon to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading;

•	Securities determined to be illiquid; and

•
Securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV.

Fair value pricing should result in a more accurate determination of a Fund’s NAV, which should eliminate the potential for arbitrage in the Fund. However, valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could purchase or sell a portfolio security at the price used to calculate the Funds’ NAVs.  In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value.  Fair valuations may remain unchanged until new information becomes available.  Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short-term traders.  There is no assurance that a Fund will obtain the fair value assigned to a security if it were to sell such security while it is fair valued.

With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), each Fund’s NAV is calculated based upon the NAV of the registered open-end management investment companies in which a Fund invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Choosing a Class
Each Fund offers three classes of shares, Class A Shares, Class I Shares and Class N Shares (not all of the share classes are currently being offered for sale.) Each class of shares is designed for specific investors.

If you are making your initial investment in a Fund, you must select a class of shares.  Each class represents an interest in the same portfolio of securities and each has the same rights with one exception. Pursuant to the 1940 Act, you will have exclusive voting rights with respect to the Distribution Plan pursuant to Rule 12b-1, if any, for the class you choose.

Different share classes allow you to choose the class that will be most beneficial to you. Your decision should depend upon a number of factors including the amount you purchase and the length of time you plan to hold the shares. All share classes are not available to all investors.  Your financial consultant can assist you in determining which class is best for you. Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully.

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Class A:

Class A Shares are offered at their public offering price, which is NAV per share plus the applicable sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.  The Funds and Horizon each reserve the right to waive sales charges.  The following sales charges apply to your purchases of Class A Shares of a Fund:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $50,000	5.75%	6.10%	5.00%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.75%	2.83%	2.50%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	None	None	None

How to Reduce Your Sales Charge

You may be eligible to purchase Class A Shares at a reduced sales charge. To qualify for these reductions, you must notify the Funds’ distributor, Quasar Distributors, LLC (the “Distributor”), in writing and supply your account number at the time of purchase.  You may combine your purchase with those of your “immediate family” (your spouse and your children under the age of 21) for purposes of determining eligibility.  If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Rights of accumulation: To qualify for the lower sales charge rates that apply to larger purchases of Class A Shares, you may combine your new purchases of Class A Shares with Class A Shares of a Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A Shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

•	Shares of a Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:
•
Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment adviser);

•	Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs;
•	Shares held directly in a Fund account on which the broker-dealer (financial adviser) of record is different from your current purchase broker-dealer.

Letters of Intent: Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A Shares of a Fund, with a minimum of $50,000, during a 13-month period. At your written request, Class A Share purchases made during the previous 90 days may be included.  The amount you agree to purchase determines the initial sales charge you pay.  If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.  You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI.  The LOI does, however, authorize a Fund to hold in escrow 5% of the total amount you intend to purchase.  If you do not complete the total intended purchase at the end of the 13 month period, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

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Repurchase of Class A Shares: If you have redeemed Class A Shares of a Fund within the past 120 days, you may repurchase an equivalent amount of Class A Shares of that Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. You may exercise this privilege only once and must notify that Fund that you intend to do so in writing. That Fund must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption. To exercise the privilege, contact your financial consultant, selected securities dealer, other financial intermediary or the Transfer Agent at 1-855-754-7932.

Sales Charge Waivers: The sales charge on purchases of Class A Shares is waived for certain types of investors, including:

•
Current and retired directors and officers of a Fund sponsored by Horizon or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and any purchases referred through Horizon.

•
Employees of Horizon and their families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•	Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of a Fund’s shares and their immediate families.
•
Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

•
Clients of financial intermediaries that have entered into arrangements with the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.

•	Institutional investors (which may include bank trust departments and registered investment advisers).
•	Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.
•	Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.
•
Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan’s investments in a Fund are part of an omnibus account. A minimum initial investment of $1 million in a Fund is required. The Distributor in its sole discretion may waive these minimum dollar requirements.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an “NAV transfer”).

The Distributor will receive all initial sales charges for the purchase of Class A shares of a Fund without a dealer of record.

12b-1 Plans.  The Board of Trustees of the Funds has adopted, on behalf of the Class A Shares of each Fund, a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).  The 12b-1 Plan adopted for Class A Shares allows a Fund to use part of its assets for the sale and distribution of these Shares, including advertising, marketing and other promotional activities as well as shareholder servicing.  For these services, under the 12b-1 Plan, a Fund has authorized to pay the Distributor a distribution fee at the rate of 0.25% of average net assets attributable to Class A Shares of that Fund on an annualized basis. The Distributor may use monies authorized by the 12b-1 Plan to compensate other parties that have entered into selling and/or shareholder servicing agreements with Distributor with respect to the distribution of Fund shares.  Because these distribution and shareholder service fees are paid out of a Fund’s assets on an ongoing basis, the fees under the 12b-1 Plan may, over time, increase the cost of investing in that Fund and cost investors more than other types of sales loads.

Shareholder Servicing.  The Board of Trustees of the Funds has adopted, on behalf of the Class A Shares and Class N Shares of each Fund, a shareholder serving plan (the “Shareholder Servicing Plan”).  The Shareholder Servicing Plan allows a Fund to use part of its assets for shareholder servicing expenses. For these services, a Fund pays a fee up to 0.25% of average net assets attributable to Class A Shares and Class N Shares of that Fund on an annualized basis.  Payments under the Shareholder Servicing Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting that Fund in establishing or maintaining shareholder accounts and records. The entities providing shareholder services may provide such services directly, or may arrange for such services to be provided by another entity that has a servicing relationship with one or more shareholders. However, payments under the Shareholder Servicing Plan are an operating expense of a Fund that is subject to the expense limitation provided by Horizon.  Payments under the Shareholder Servicing Plan may vary and are determined by each Fund in its sole discretion, in amounts up to 0.25% of that Fund’s average daily net assets attributable to Class A Shares and Class N Shares of that Fund on an annualized basis.

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Class I:

Class I Shares are offered without any sales charges, and are not subject to any 12b-1 or shareholder servicing fees.

Class N:

Class N Shares are offered only through financial intermediaries that have been approved by the Funds and are not subject to any 12b-1 fees, but may be subject to shareholder servicing fees as described above. Please refer to your financial representative for detailed information on purchasing Class N shares.

HOW TO REDEEM SHARES

You have the right to sell (“redeem”) all or any part of your shares subject to certain restrictions. Selling your shares in a Fund is referred to as a “redemption” because the Funds buy back their shares. We will redeem your shares at the NAV next computed following receipt of your redemption request in good order.  See the section entitled “Redemption Procedures Request in Good Order”.

We will mail your redemption proceeds to your address of record or transmit them electronically to your designated bank account. Except under certain extraordinary conditions, we will send your redemption to you within seven days after we receive your redemption request. If you purchase shares by check and, soon after, request a redemption, your redemption request will not be processed until the check used for your purchase has cleared (usually within 10 days).

Please refer to your financial representative for detailed information on redeeming Class N shares.

The Funds cannot accept requests that specify a certain date for redemption or which specify any other special conditions. Redemption proceeds must be payable to the registered shareholder(s) of the account or to a financial intermediary for the benefit of the registered shareholder(s) of the account. Please call 1-855-754-7932.  for further information. We will not process your redemption request if it is not in good order. We will notify you if your redemption request is not in good order.

If, as a result of your redemption, your account value drops below $2,500, we may redeem the remaining shares in your account. We will notify you in writing of our intent to redeem your shares. We will allow at least sixty days thereafter for you to make an additional investment to bring your account value up to at least the minimum amount before we will process the redemption.

Systematic Withdrawal Plan

For Class N Shares, please refer to your financial representative for detailed information on whether your financial representative’s firm is participating in the Funds’ systematic withdrawal plan.  Generally, a Fund will mail your redemption proceeds to your address of record or transmit them electronically to your designated bank account. Except under certain extraordinary conditions, we will send your redemption to you within seven days after we receive your redemption request. If you purchase shares by check and, soon after, request a redemption, your redemption request will not be processed until the check used for your purchase has cleared (usually within 10 business days).  Generally, if your current account value is at least $10,000, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic checks for any designated amount of $100 or more.

For Class A and Class I Shares, if your current account value is at least $10,000, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic checks for any designated amount of $100 or more. If you wish to open a Systematic Withdrawal Plan, please indicate on your application or contact the Funds at 1-855-754-7932.

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Medallion Signature Guarantees

Under certain circumstances, your redemption request must be accompanied by a “Medallion signature guarantee” under certain circumstances, such as if you are redeeming shares valued at $50,000 or greater or if you ask us to send the redemption proceeds to an address other than the address of record.

Third Party Transactions

For Class N Shares, the Funds have authorized certain financial intermediaries to accept on their behalf purchase and redemption orders.  The Funds will be deemed to have received the order when an approved financial intermediary or an authorized designee accepts your order. Your order will be priced at that Fund’s NAV next computed after it is received by an approved financial intermediary or its authorized designee.

For Class A and Class I Shares, if you buy and redeem shares of the Funds through a member of the Financial Industry Regulatory Authority, Inc. that member may charge you a fee for that service. The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate intermediaries to accept orders on the Funds’ behalf. The Funds will be deemed to have received the order when an authorized broker or a broker authorized designee accepts your order. Your order will be priced at that Fund’s NAV next computed after it is received by the authorized broker or broker authorized designee.

Horizon may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative and servicing functions for Fund shareholders and/or making the Funds available for purchase on their platforms.  However, distribution-related fees are made from Horizon and are not charged to the Funds, unless part of an approved 12b-1 Plan.

Redemptions in Kind

The Funds reserve the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (for example, if the request is greater than $250,000 or 1% of a Fund’s assets). The securities will be chosen by each Fund and valued at that Fund’s NAV. A shareholder may incur transaction expenses in subsequently converting these securities to cash.

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Method of Redemption	Redemption Procedures

By Telephone
You may authorize redemption of some or all shares in your account with each Fund by telephoning the Funds at 1-855-754-7932. between 8:30 a.m. and 4:00 p.m. Eastern time on any day the Funds are open.
You will NOT be eligible to use the telephone redemption service if you:
•      have declined or canceled your telephone investment privilege;
•      wish to redeem shares valued at $50,000 or greater or if you ask us to send the redemption proceeds using an address, bank instructions, or payee other than what is currently on file.
•      must provide supporting legal documents such as a signature guarantee for redemption
•      have an account set up as a corporation, trust or partnership; or
•      wish to redeem from certain types of retirement account.

By Mail
If you are redeeming Shares, you may send your redemption request to:

Horizon Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You must include the following information in your written request:
•      a letter of instruction stating the name of the Fund, the number of shares you are redeeming, the names in which the account is registered and your account number;
•     other supporting legal documents, if necessary, for redemption requests by corporations, trusts and partnerships;
•      a signature guarantee, if necessary.

By Wire
You may request your redemption proceeds be wired directly to the bank account designated on your application. The Funds’ Transfer Agent will charge you a $10.00 fee for each wire redemption. The Transfer Agent will deduct the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Request in “Good Order”
For our mutual protection, all redemption requests must include:
•      your account number;
•      the amount of the transaction;
•     for mail request, signatures of all owners EXACTLY as registered on the account and signature guarantees, if required (signature guarantees can be obtained at most banks, credit unions, and licensed brokers); and
•      any supporting legal documentation that may be required.

Your redemption request will be processed at the next determined share price after we have received all required information.

IMPORTANT NOTE	Once we have processed your redemption request, and a confirmation number has been given, the transaction cannot be revoked.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent or the Funds.

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Options For Redemption Proceeds

You may receive your redemption proceeds by check, Automated Clearing House (“ACH”), or wire.

Check Redemptions: Normally we will mail your check within two business days of a redemption.

ACH Redemptions: Before you can receive redemption proceeds by ACH, you must establish this option by completing a special form or the appropriate section of your account application.

Wire Redemptions: Before you can receive redemption proceeds by wire, you must establish this option by completing a special form or the appropriate section of your account application.

You may request that your redemption proceeds be wired directly to your bank account. The Fund’s Transfer Agent imposes a $10.00 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire. The redemption proceeds must be paid to the same bank and account as designated on the application or in written instructions in proper form subsequently received by the Fund.

Telephone Redemptions

We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statements and confirmations that you receive. Please contact us immediately about any transaction you believe to be unauthorized.

The Funds reserve the right to refuse a telephone redemption if the caller cannot provide:

•	the account number
•	the name and address exactly as registered on the account
•	the primary social security or employer identification number as registered on the account

We may also require a password from the caller.

The Funds will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller’s identity. If you wish to cancel the telephone redemption feature for your account, please notify us in writing.

Limitation On Purchases and Redemptions

Purchases or sales of shares of the Funds should not be used to try to take advantage of short-term swings in the market. Frequent purchase and sale transactions create higher expenses for the Fund. Accordingly, the Funds reserve the right to limit or terminate the ability to purchase shares of the Funds for any shareholder making frequent purchases or sales.

Transferring Registration

You can transfer the registration of your shares in the Funds to another owner by completing a transfer form and sending it to the Horizon Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. Generally, a Medallion signature guarantee is required for all transfers.

Other Purchase Information

Each Fund reserves the right, in its sole discretion, to suspend the offering of its shares, to reject any purchase order, or to waive any minimum investment requirements.

Purchases of each Fund’s shares will be made in full and fractional shares of the Fund calculated to three decimal places.  In the interest of economy and convenience, certificates for shares will not be issued.

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Policy on prohibition of Foreign Shareholders

Shares of the Funds have not been registered for sale outside of the United States. Accordingly, the Funds generally require that all shareholders must be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Funds. The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses. The Funds reserve the right to close the account within 5 business days if clarifying information or documentation is not received.

HOW TO EXCHANGE SHARES

Exchanges of all or a portion of your investment from a Fund to another Horizon Fund may be made as long as the exchange is for the same class of shares of the other Horizon Fund.  Any new account established through an exchange will be subject to the minimum investment requirements described above.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged after your request for an exchange is received.  An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss. Call the Funds to learn more about exchanges.  If you purchased shares of a Fund through your financial intermediary, please contact your financial intermediary to determine if you may take advantage of the exchange policies described in this section and for your financial intermediary’s policies to effect an exchange.

The Funds are intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements.  In addition, excessive trading can hurt the Funds’ performance and shareholders.  Therefore, each Fund may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively.  The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

As a shareholder of a Fund, you are entitled to your share of that Fund’s net income and capital gains on its investments. Each Fund passes substantially all of its earnings along to its investors as distributions. When a Fund earns dividends from stocks and interest from bonds and other debt securities and distributes these earnings to shareholders, it is called a dividend.  Each Fund realizes capital gains when it sells securities for a higher price than it paid. When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution. Net short-term capital gains are considered ordinary income and are included in dividends.

Long-Term vs. Short-Term Capital Gains

•	Long-term capital gains are realized on securities held for more than one year and are part of your capital gain distribution.
•	Short-term capital gains are realized on securities held less than one year and are part of your dividends.

The Active Asset Allocation Fund and the Active Risk Assist® Fund each distribute any dividends annually.  The Active Income Fund distributes any dividends quarterly.  Each Fund distributes any capital gains annually. These distributions are typically declared in December and paid in January of the following year, but are taxable as if paid on December 31st of the year declared. A Fund may make an additional distribution if necessary to avoid federal income or excise taxes or as otherwise approved by the Board of Trustees. The IRS requires you to report these amounts on your income tax return for the year declared.

You will receive distributions from the Funds in additional shares of the Funds unless you choose to receive your distributions in cash. If you wish to change the way in which you receive distributions, please contact your financial representative for instructions.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the amount of the distribution check in the shareholder’s account at the distributing Fund’s then current NAV per share and to reinvest all subsequent distributions.

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Federal Tax Considerations

Your investment will have tax consequences that you should consider. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation. Although it is not an investment objective, Horizon attempts to take into account the tax consequences of its investment decisions. However, there may be occasions when Horizon’s investment decisions will result in a negative tax consequence for the Funds’ shareholders.

Taxes on Distributions:  You may be subject to pay federal income tax and possibly state taxes on all Fund distributions. Your distributions will be taxed in the same manner whether you receive the distributions in cash or additional shares of the Funds making the distribution. Distributions that are derived from net long-term capital gains will generally be taxed as long-term capital gains. The rate of tax will depend on how long the Funds held the securities on which it realized the gains. In general, for individual shareholders, the maximum long-term capital gain rate is 20 percent. All other distributions, including short-term capital gains, will be taxed as ordinary income. Each Fund sends detailed tax information to its shareholders about the amount and type of its distributions by January 31st for the prior calendar year.

Dividends and other distributions each Fund declares, as well as redemption proceeds, may also be subject to state and local taxes.

Taxes on Sales:  If you redeem your shares of the Fund, you may be subject to tax on any taxable gain. Your taxable gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds.  Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should keep your account statements so that you or your tax preparer will be able to determine whether a sale or exchange will result in a taxable gain or loss.

“Buying a Dividend”:  Unless your investment is in a tax-deferred account, you may want to avoid investing in the Funds close to the date of a distribution because you pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

Tax Withholding:  The Funds may be required to withhold U.S. federal income tax at the rate of 28% from all taxable distributions and from proceeds from certain sales and exchanges payable to shareholders who fail to provide the Funds with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder’s U.S. federal income tax liability.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.85% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Cost Basis:  A shareholder’s basis in shares of a Fund that he or she acquires (“Covered Shares”) will be determined in accordance with the Funds’ default method, which is average basis, unless the shareholder affirmatively elects in writing, which may be electronic, to use a different acceptable basis determination method, such as a specific identification method.  Each Fund, or its administrative agent, must report to the Internal Revenue Service (“IRS”) and furnish to its shareholders the basis information for Covered Shares.  Fund shareholders should consult with their tax advisers to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders and discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of the Funds’ investments, and increase brokerage and administrative costs. The Funds may reject purchase orders or temporarily or permanently revoke privileges if there is reason to believe that a shareholder is engaging in market timing activities. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information, to the extent known to the broker, to the Funds upon request.

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To prevent disruption in the management of the Fund, excessive trading or exchange activity is limited.  An investor’s right to purchase additional shares may be revoked if the redemption or exchange activity is considered excessive. Generally, trading or exchange activity is considered excessive if an exchange or redemption in excess of a predetermined dollar amount occurs within 7 calendar days of purchase.

The Funds may accept redemptions and exchanges in excess of the above guidelines if they believe that granting such exceptions is in the best interest of the Funds and the redemption is not part of a market timing strategy.

It is a violation of policy for an officer or Trustee of the Funds to knowingly facilitate a purchase, redemption where the shareholder executing the transaction is engaged in any activity which violates the terms of the Funds’ Prospectus or Statement of Additional Information, and/or is considered not to be in the best interests of the Funds or their other shareholders.

The Funds will apply its policies and procedures uniformly to all Fund shareholders. Although the Funds intend to deter market timing, there is no assurance that they will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of the Funds’ shares and redeemers of the Funds’ shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Funds to detect market timing, and there can be no assurance that the Funds will be able to do so. Therefore, with respect to Omnibus accounts, the Funds rely on selling group members to enforce the Funds’ market timing policies and procedures. Omnibus account arrangements are common forms of holding shares of the Funds.  While the Funds will encourage financial intermediaries to apply the Funds’ Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in its ability to monitor the trading activity or enforce the Funds’ Market Timing Trading Policy with respect to customers of financial intermediaries.  For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges, and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds’ Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy.  However, the Funds will ensure that financial intermediaries maintaining omnibus accounts on behalf of the Funds enter into an agreement with the Funds to provide shareholder transaction information, to the extent know to the financial intermediary, to the Funds upon request.

We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

HOUSEHOLDING

To reduce expenses, we mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-855-754-7932 between the hours of 8:30 a.m. and 6:00 p.m. Eastern time on days the Funds are open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the period of the Fund’s operations.  The financial information presented for each applicable period is that of the Predecessor Funds.  The Funds will be the accounting successors to the Predecessor Funds as a result of the reorganization of the Predecessor Funds into the Funds on or around February 8, 2016.  The Funds have adopted the Financial Statements of each of their respective Predecessor Funds.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions.  The information presented in the tables below has been audited by the Funds’ prior independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.   The financial highlights tables on the following pages reflect selected per share data and ratios for a share outstanding of each Fund throughout each period.

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Horizon Active Asset Allocation Fund – Class N Shares

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.
	For the Period Ended May 31, 2015	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Period Ended November 30, 2012 *
	(unaudited)
Net Asset Value, Beginning of Period	$12.67	$12.76	$10.31	$10.00
Increase From Operations:
Net investment income(a)	0.11	0.04	0.03	0.02
Net gain from investments
(both realized and unrealized)	0.06	0.95	2.74	0.29
Total from operations	0.17	0.99	2.77	0.31

Less Distributions:
From net investment income	(0.02)	(0.03)	(0.09)	−
From net realized gains	(0.42)	(1.05)	(0.23)	−
Total Distributions	(0.44)	(1.08)	(0.32)	−

Net Asset Value, End of Period	$12.40	$12.67	$12.76	$10.31

Total Return(b)	1.34%(f)	8.33%	27.63%	3.10%(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$301,188	$418,274	$238,963	$53,817
Ratio to average net assets:
Gross Expenses(d)(e)	1.52%(c)	1.54%	1.63%	2.12%(c)
Net Expenses(d)	1.42%(c)	1.42%	1.42%	1.42%(c)
Net investment income (loss)
Net of Reimbursement(d)	1.76%(c)	0.35%	0.25%	(0.48)% (c)
Portfolio turnover rate	180%(f)	591%	975%	820%(f)

* Since January 31, 2012 (Commencement of Operations)
(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.
(b)
Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Total returns for periods less than one year are not annualized.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by Horizon.
(f)	Not annualized.

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Horizon Active Risk Assist® Fund − Class N Shares

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.
	For the Period Ended May 31, 2015	For the Period Ended November 30, 2014*
	(unaudited)
Net Asset Value, Beginning of Period	$20.50	$20.00
Increase From Operations:
Net investment income(a)	(0.05)	(0.05)
Net gain from investments (both realized and unrealized)	0.26	0.55
Total from operations	0.21	0.50

Net Asset Value, End of Period	$20.71	$20.50

Total Return(b)	1.02%(f)	2.50%(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$203,284	$300
Ratio to average net assets:
Gross Expenses(d)(e)	1.43%(c)	50.52%(c)
Net Expenses(d)	1.42%(c)	1.42%(c)
Net investment income (loss), Net of Reimbursement(d)	(0.50)%(c)	(1.06)%(c)
Portfolio turnover rate	1.96%(f)	129%(f)

*Since August 28, 2014 (Commencement of Operations)
(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.
(b)
Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Total returns for periods less than one year are not annualized.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by Horizon.
(f)	Not annualized.

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Horizon Active Income Fund− Class N Shares

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Period Ended May 31, 2015	For the Period Ended November 30, 2014	For the Period Ended November 30, 2013 *
	(unaudited)
Net Asset Value, Beginning of Period	$10.11	$10.01	$10.00
Increase From Operations:
Net investment income(a)	0.09	0.15	0.02
Net loss from investments
(both realized and unrealized)	(0.06)	0.10	(0.01)
Total from operations	0.03	0.25	0.01

Less Distributions:

From net investment income	(0.08)	(0.13)	−

Return of capital	−	(0.02)	−
Total Distributions	(0.08)	(0.15)	−

Net Asset Value, End of Period	$10.06	$10.11	$10.01

Total Return(b)	0.29%(f)	2.50%	0.10%(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$148,851	$129,340	$70,951

Ratio to average net assets:
Gross Expenses(d)(e)	1.27%(c)	1.30%	1.72%(c)
Net Expenses(d)	1.24%(c)	1.24%	1.24%(c)
Net investment income (loss), Net of Reimbursement(d)	1.69%(c)	1.47%	1.00%(c)
Portfolio turnover rate	112%(f)	280%	71%(f)

*Since September 30, 2013 (Commencement of Operations)
(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.
(b)
Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Total returns for periods less than one year are not annualized.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by Horizon.
(f)	Not annualized.

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PRIVACY NOTICE
February 2016
FACTS	WHAT DOES HORIZON FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us.  This information can include:
▪ Social Security number and account information
▪ Account balance and transaction history
▪ Wire Transfer Instructions

How?
All financial companies need to share your personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Horizon Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Horizon Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences or creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-855-754-7932

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Who we are
Who is providing this notice?	Horizon Funds
What we do
How does Horizon Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

How does Horizon Funds	We collect your personal information, for example, when you
collect my personal information?	▪	Open an account
	▪	Provide account information
	▪	Give us your contact information
	▪	Make deposits or withdrawals from your account
	▪	Make a wire transfer
	▪	Tell us where to send the money
	▪	Tell us who receives the money
	▪	Show your government-issued ID
	▪	Show your driver’s license

Why can’t I limit all sharing?	Federal law gives you the right to limit only
	▪	Sharing for affiliates’ everyday business purposes – information about your creditworthiness
	▪	Affiliates from using your information to market to you
	▪	Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	▪	Our affiliates include companies such as Horizon Investments, LLC

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies
▪
Non-affiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers, and nonfinancial companies such as fulfillment, proxy voting, and class action service providers.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	▪	Horizon Funds does not jointly market.

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Investment Adviser
Horizon Investments, LLC
13024 Ballantyne Corporate Place, Suite 225
Charlotte, North Carolina 28277

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Kilpatrick Townsend & Stockton LLP
1001 West 4th Street
Winston-Salem, North Carolina 27101

Custodian
U.S. Bank, N.A
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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WHERE TO GO FOR MORE INFORMATION

You will find more information about the Funds in the following documents:

Annual and Semi-annual Reports: Our annual and semi-annual reports list the holdings in the Funds, describe the Funds’ performance, include financial statements for the Funds, and discuss the market conditions and strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information (“SAI”): The Statement of Additional Information contains additional and more detailed information about the Funds.

The SAI is incorporated by reference into (and is thus a part of) this Prospectus.

In addition to requesting these documents from your financial representative, there are three additional ways to get a copy of these documents:

1. Call or write for one, and a copy will be sent without charge.

Horizon Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

The Prospectus, Annual Report, Semi-Annual Report and holdings information are available at www.horizonmutualfunds.com.

2. Write to the Public Reference Room of the Securities and Exchange Commission (“SEC”) and ask them to mail you a copy. Or, you may e-mail your request to publicinfo@sec.gov. The SEC charges a fee for this service.

You can also go to the Public Reference Room and copy the documents while you are there. The SEC is located at 100 F Street, NE, Washington, DC 20549-1520.

You may get information about the Public Reference Room and its business hours by writing or calling the number below.

Public Reference Room - U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-1520
1-202-551-8090

3. Go to the SEC’s website (www.sec.gov) and download a free text-only version.

If you are a current Fund shareholder and would like information about your account, account transactions, or account statements, please call us at 1-855-754-7932.

If you purchased your shares through a financial institution, you may contact that institution for more information.

The Funds’ Investment Company Act File Number is 811-23063.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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HORIZON FUNDS

STATEMENT OF ADDITIONAL INFORMATION

HORIZON ACTIVE ASSET ALLOCATION FUND

Class	A	Shares	HASAX
Class	I	Shares	HASIX
Class	N	Shares	AAANX

HORIZON ACTIVE RISK ASSIST® FUND

Class	A	Shares	ARAAX
Class	I	Shares	ARAIX
Class	N	Shares	ARANX

HORIZON ACTIVE INCOME FUND

Class	A	Shares	AIHAX
Class	I	Shares	AIRIX
Class	N	Shares	AIMNX

January 29, 2016

This Statement of Additional Information (the “SAI”) provides additional information to the Prospectus dated January 29, 2016, as may be amended from time to time.  This SAI is not a prospectus and should only be read in conjunction with the Prospectus.

The financial statements of each Fund’s predecessor for the fiscal period ended November 30, 2014, which are included in each Fund predecessor’s Annual Report to Shareholders dated November 30, 2014 (Accession No: 0000910472-14-000451), are incorporated herein by reference.

A copy of the Prospectus or Annual Report may be obtained without charge by calling the Funds at 1-855-754-7932 or by visiting the Funds’ website at www.horizonmutualfunds.com.

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GENERAL INFORMATION

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the prospectus for the Class A shares, Class I shares and Class N shares of the Horizon Active Asset Allocation Fund (the “Active Asset Allocation Fund”), the Horizon Active Risk Assist® Fund (the “Risk Assist® Fund”), and the Horizon Active Income Fund (the “Active Income Fund”) (each, a “Fund” and collectively, the “Funds”), each a separate diversified series of Horizon Funds (the “Trust”), which incorporates this SAI by reference in its entirety (the “Prospectus”).  Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein.  Copies of the Prospectus and Annual Report for the Funds may be obtained at no charge by writing or calling the Funds at the address or phone number shown above.  Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

TRUST HISTORY

The Trust is an open-end management investment company, commonly known as a “mutual fund,” and sells and redeems shares every day that it is open for business. The Trust consists of the three Funds.  The Trust was organized as a Delaware business trust by a Declaration of Trust filed May 21, 2015, with the Secretary of State of Delaware, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”).  As a Delaware statutory trust, the Trust is subject to Delaware law, including the Delaware Statutory Trust Act.  The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Declaration of Trust further provides that no shareholder of the Trust shall be personally liable for the obligations of the Trust or of any series or class thereof except by reason of his or her own acts or conduct.

The Funds have each registered three classes of shares, Class A shares, Class I shares and Class N shares.  Each class of shares of each Fund represents an interest in the same assets of that Fund, have the same rights and are identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads; (ii) each class of shares may bear different distribution fees; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.  The Board of Trustees of the Trust (the “Board”) may classify and reclassify the shares of any Fund into additional classes of shares at a future date.

Each of the Funds in the Trust became effective on January 29, 2016 and is a successor in interest to a fund of the same name that was a separate series of another investment company (AdvisorOne Funds) (each, a “Predecessor Fund”). Each Predecessor Fund had the same name and substantially similar investment objectives as the corresponding Fund, and all of the Predecessor Funds were advised by Horizon.  On January 22, 2016, the shareholders of each Predecessor Fund approved its reorganization into the corresponding Fund and effective as of the close of business on February 5, 201, the assets and liabilities of each Predecessor Fund were transferred to the Trust in exchange for Class N shares of the applicable Fund.

The Funds are managed by Horizon Investments, LLC, a South Carolina limited liability company (“Horizon” or the “Adviser”). The Adviser directs the day-to-day operations and the investment of assets of the Funds.

U.S. Bancorp Fund Services, LLC (“the Administrator”) is the administrator, accounting agent, transfer agent and dividend disbursing agent for the Funds.  U.S. Bank, N.A. (the “Custodian”) is the custodian for the Funds. Quasar Distributors, LLC (the “Distributor”) is the distributor of the Funds’ shares. The Administrator, Custodian and Distributor are affiliates.

INVESTMENT RESTRICTIONS OF THE FUNDS

Fundamental Restrictions. Each Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of its outstanding voting shares. A “majority” for this purpose means the lesser of (i) 67% of the applicable Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of the applicable Fund’s outstanding shares.

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Shares of each Fund will be voted separately on matters affecting that Fund, including approval of changes in the fundamental investment policies of the Fund. Except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.

As a matter of fundamental policy, each Fund will not:

(1) Purchase securities on margin, except the Fund may make margin deposits in connection with permissible options and futures transactions subject to (5) below and may obtain short-term credits as may be necessary for clearance of transactions.

(2) Issue any class of securities senior to any other class of securities except in compliance with the 1940 Act.

(3) Borrow money for investment purposes in excess of 33-1/3% of the value of its total assets, including any amount borrowed less its liabilities not including any such borrowings. Any borrowings, which come to exceed this amount, will be reduced in accordance with applicable law. Additionally, the Fund may borrow up to 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

(4) Purchase or sell real estate, or invest in real estate limited partnerships, except the Fund may, as appropriate and consistent with its respective investment objective, policies and other investment restrictions, buy securities of issuers that engage in real estate operations and securities that are secured by interests in real estate (including shares of real estate mortgage investment conduits, mortgage pass-through securities, mortgage-backed securities and collateralized mortgage obligations) and may hold and sell real estate acquired as a result of ownership of such securities.

(5) Purchase or sell commodities or contracts thereon, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices and may purchase interests in equity securities issued by companies (including, without limitation, investment companies) that hold or invest in one or more commodities as their sole or principal business activity.

(6) Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter, within the meaning of the Securities Act of 1933, in connection with the purchase of securities directly from an issuer in accordance with that Fund’s investment objective, policies and restrictions.

(7) Make loans, except that the Fund may, in accordance with its investment objective, policies and restrictions: (i) invest in all or a portion of an issue of publicly issued or privately placed bonds, debentures, notes, other debt securities and loan participation interests for investment purposes; (ii) purchase money market securities and enter into repurchase agreements; and (iii) lend its portfolio securities in an amount not exceeding one-third of the value of the Fund’s total assets.

(8) Make an investment unless 75% of the value of the Fund’s total assets is represented by cash, cash items, U.S. government securities, securities of other investment companies and “other securities.” For purposes of this restriction, the term “other securities” means securities as to which the Fund invests no more than 5% of the value of its total assets in any one issuer or purchases no more than 10% of the outstanding voting securities of any one issuer. As a matter of operating policy, the Fund will not consider repurchase agreements to be subject to the above-stated 5% limitation if all of the collateral underlying the repurchase agreements are U.S. government securities and such repurchase agreements are fully collateralized.

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(9) Invest 25% or more of the value of its total assets in any one industry or group of industries. This limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or repurchase agreements secured by U.S. government securities.

Non-Fundamental Restrictions. The following investment limitations are not fundamental and may be changed by the Board without shareholder approval. As a matter of non-fundamental policy, each Fund may not:

(1) Invest in portfolio companies for the purpose of acquiring or exercising control of such companies.

(2) Purchase or otherwise acquire any security or invest in a repurchase agreement if, as a result, more than 15% of the net assets of the Fund would be invested in securities that are illiquid or not readily marketable, including repurchase agreements maturing in more than seven days and non-negotiable fixed time deposits with maturities over seven days. The Fund may invest without limitation in restricted securities provided such securities are considered to be liquid by the Board of Trustees. If, through a change in values, net assets or other circumstances, the Fund was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

(3) Mortgage, pledge, or hypothecate in any other manner, or transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrowings and then only if such mortgaging, pledging or hypothecating does not exceed 33 1/3% of the Fund’s total assets. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.

The foregoing fundamental and non-fundamental restrictions supplement the policies and limitations set forth in the Prospectus. Unless otherwise noted, whenever a restriction states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitations will be determined immediately after and as a result of a Fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations.

With respect to the above fundamental investment restriction on borrowing money, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

With respect to the above fundamental investment restriction on making loans, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements shall not be deemed to be the making of a loan.

With respect to the above fundamental investment restriction on purchasing securities on margin, short sales of securities, forward contracts or similar trades requiring margin deposits or other use of a margin account are not considered purchasing securities on margin.

With respect to the above fundamental investment restriction on concentration in a particular industry or group of industries, securities of the U.S. Government (including its agencies and instrumentalities), tax-exempt securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry. If the Fund invests in a revenue bond tied to a particular industry, the Fund will consider such investment to be issued by a member of the industry to which the revenue bond is tied.

The 1940 Act presently allows a Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33⅓% of its total assets and the Fund will, to the extent necessary, reduce its existing borrowings (within 3 days, excluding Sundays and holidays) to comply with the provisions of the 1940 Act.

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TEMPORARY DEFENSIVE POSITIONS

Each Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment objective or strategies in an attempt to respond to adverse market, economic, political or other conditions or when the Adviser believes it is otherwise appropriate to do so. When this happens, a Fund may increase temporarily its investment in short-term securities such as money market funds, or hold cash, without regard to that Fund’s investment restrictions, policies or normal investment emphasis.  During such a period, the Fund could be unable to achieve its investment objectives. In addition, this defensive investment strategy may cause frequent trading and high portfolio turnover ratios. High transaction costs could result from more frequent trading.  Such trading may also result in realization of net short-term capital gains upon which you may be taxed at ordinary tax rates when distributed from a Fund.

DESCRIPTION OF SECURITIES, OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

The following descriptions of certain of the Funds’ policies and risks supplement the Funds’ investment objectives and policies as described in the Prospectus. Each Fund may invest in the following instruments either directly or indirectly through its investments in other investment companies and exchange-traded funds (the “underlying funds”).

CYBERSECURITY

As technology becomes more integrated into the Funds’ operations, the Funds will face greater operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Funds to lose proprietary information, suffer data corruption, or lose operational capacity. This in turn could cause the Funds to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cybersecurity threats may result from unauthorized access to the Funds’ digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). In addition, because the Funds works closely with third-party service providers (e.g., administrators, transfer agents, and custodians), cybersecurity breaches at such third-party service providers may subject the Funds to many of the same risks associated with direct cybersecurity breaches. The same is true for cybersecurity breaches at any of the issuers in which the Funds may invest. While the Funds have established risk management systems designed to reduce the risks associated with cybersecurity, there can be no assurance that such measures will succeed.

DEBT AND OTHER FIXED INCOME INSTRUMENTS

Adjustable Rate Securities. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

Floating rate instruments have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The interest rate is adjusted, periodically (e.g., daily, monthly, semi-annually), based on the prevailing interest rate in the marketplace. The interest rate on floating rate securities is ordinarily determined by reference to the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit or an index of short-term interest rates. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

Adjustable Rate Mortgage Securities. The interest rates paid on the Adjustable Rate Mortgage Securities (“ARMs”) in which a Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others may lag changes in market rate levels and be more or less volatile.

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The underlying mortgages which collateralize ARMs may have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of mortgage securities to be shorter than the maturities stated in the underlying mortgages.

Below-Investment-Grade Debt Securities. The Funds may invest in debt securities that are rated below “investment grade” by Standard and Poor’s (“S&P”) or Moody’s Investors Services, Inc. (“Moody’s”) or, if unrated, are deemed by the Adviser to be of comparable quality. Securities rated less than Baa by Moody’s or BBB by S&P are classified as below investment grade securities and are commonly referred to as “junk bonds” or high yield, high risk securities. Debt rated BB, B, CCC, CC and C and debt rated Ba, B, Caa, Ca, C is regarded by S&P and Moody’s, respectively, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and C the highest degree of speculation. For Moody’s, Ba indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Similarly, debt rated Ba or BB and below is regarded by the relevant rating agency as speculative. Debt rated C by Moody’s or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions.

Ratings of debt securities represent the rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events. The achievement of each Fund’s investment objective may be more dependent on the Adviser’s own credit analysis than might be the case for a fund which invests in higher quality bonds. The Funds may retain a security whose rating has been changed. The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Lower quality debt securities frequently have call or buy-back features, which would permit an issuer to call or repurchase the security from a Fund. In addition, a Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and there may be at times a limited number of dealers or institutional investors may be willing to purchase such securities. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolio. The Funds may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

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In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Funds may invest, include: (i) potential adverse publicity, (ii) heightened sensitivity to general economic or political conditions, and (iii) the likely adverse impact of a major economic recession. The Funds may also incur additional expenses to the extent the Funds are required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Funds may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies for defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government’s willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements. The Adviser attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and monitoring current trends in interest rates, political developments and other factors. Nonetheless, investors should carefully review the investment objective and policies of the Funds and consider their ability to assume the investment risks involved before making an investment. The Funds may also invest in unrated debt securities. Unrated debt securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for an issue, among other factors, certain issuers may decide not to pay the cost of obtaining a rating for their bonds.

Certificates of Deposit and Bankers’ Acceptances. The Funds may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. The Funds may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a Fund does not receive scheduled interest or principal payments on such indebtedness, a Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidations of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

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Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on the Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent’s general creditors, a Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating a Fund to pay additional cash on demand. These commitments may have the effect of requiring a Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid. A Fund will typically set aside appropriate liquid assets in a custodial account to cover its potential obligations under standby financing commitments.

Each Fund limits the amount of total assets that it will invest in any one issuer or, in issuers within the same industry. For purposes of these limitations, a Fund generally will treat the borrower as the “issuer” of indebtedness held by that Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a Fund and the borrower, if the participation does not shift to a Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require that Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Maturity of Debt Securities. The maturity of debt securities may be considered long (10 years or more), intermediate (3 to 10 years), or short-term (less than 3 years). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

Mortgage Pass-Through Securities. Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life. Some mortgage pass-through securities (such as securities guaranteed by the Government National Mortgage Association (“GNMA”)) are described as “modified pass-through securities”. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

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The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a U.S. government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities.

Repurchase Agreements. Each Fund may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as a Fund) acquires ownership of a security (known as the “underlying security”) and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. A Fund will only enter into repurchase agreements in accordance with policies and procedures approved by the Board and adopted by the Trust on behalf of the Fund.   Repurchase agreements usually are for short periods, often under one week, and will not be entered into by a Fund for a duration of more than seven days if, as a result, more than 15% of the NAV of a Fund would be invested in such agreements or other securities which are not readily marketable.

Each Fund will assure that the amount of collateral with respect to any repurchase agreement is adequate. As with a true extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, a Fund could incur costs in connection with the disposition of the collateral if the seller were to default. A Fund will enter into repurchase agreements only with sellers deemed to be creditworthy by, or pursuant to guidelines established by, the Board of Trustees of the Trust and only when the economic benefit to a Fund is believed to justify the attendant risks. Each Fund has adopted standards for the sellers with whom they will enter into repurchase agreements. The Board of Trustees of the Trust believe these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

United States Government Obligations. United States government obligations consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

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United States Government Agency Securities. United States government agency securities consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, government National Mortgage Association (“GNMA”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Farm Credit Banks, the Federal National Mortgage Association (“FNMA”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association).

Warrants. Each Fund may invest in warrants. Warrants are options to purchase equity securities at a specific price and are valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them.  Warrants may be more speculative than other types of investments in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security, which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants may not necessarily move parallel to the prices of the underlying securities.

FOREIGN SECURITIES

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies, and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

There may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Funds’ interest and dividends from foreign issuers maybe subject to non-U.S. withholding taxes, thereby reducing a Fund’s net investment income.

Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments. Because the Funds may invest in securities denominated in foreign currencies, it may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. These activities may constitute “derivatives” transactions.

The Funds may invest in issuers domiciled in “emerging markets”, those countries determined by the Adviser to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. In addition, some emerging market countries impose transfer taxes or fees on a capital market transaction.

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Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depositary Receipts (“ADRs”), as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

Investments in emerging markets can be subject to a number of types of taxes that vary by country, change frequently, and are sometimes defined by custom rather than written regulation. Emerging countries can tax interest, dividends, and capital gains through the application of a withholding tax. The local custodian normally withholds the tax upon receipt of a payment and forwards such tax payment to the foreign government on behalf of each Fund. Certain foreign governments can also require a foreign investor to file an income tax return and pay the local tax through estimated tax payments, or pay with the tax return. Although not frequently used, some emerging markets have attempted to slow conversion of their currency by imposing a repatriation tax. Generally, this tax is applied to amounts, which are converted from the foreign currency to the investor’s currency and withdrawn from the local bank account. Transfer taxes or fees, such as stamp duties, security transfer taxes, and registration and script fees, are generally imposed by emerging markets as a tax or fee on a capital market transaction. Each emerging country may impose a tax or fee at a different point in time as the foreign investor perfects his interest in the securities acquired in the local market. A stamp duty is generally a tax on the official recording of a capital market transaction. Payment of such duty is generally a condition of the transfer of assets and failure to pay such duty can result in a loss of title to such asset as well as loss of benefit from any corporate actions. A stamp duty is generally determined based on a percentage of the value of the transaction conducted and can be charged against the buyer (e.g., Cyprus, India, Israel, Jordan, Malaysia, Pakistan, and the Philippines), against the seller (e.g., Argentina, Australia, China, Egypt, Indonesia, Kenya, Portugal, South Korea, Trinidad, Tobago, and Zimbabwe). Although such a fee does not generally exceed 100 basis points, certain emerging markets have assessed a stamp duty as high as 750 basis points (e.g., Pakistan). A security transfer tax is similar to a stamp duty and is generally applied to the purchase, sale or exchange of securities, which occur in a particular foreign market. These taxes are based on the value of the trade and similar to stamp taxes, can be assessed against the buyer, seller or both. Although the securities transfer tax may be assessed in lieu of a stamp duty, such tax can be assessed in addition to a stamp duty in certain foreign markets (e.g., Switzerland, South Korea, Indonesia). Upon purchasing a security in an emerging market, such security must often be submitted to a registration process in order to record the purchaser as a legal owner of such security interest. Often foreign countries will charge a registration or script fee to record the change in ownership and, where physical securities are issued, issue a new security certificate. In addition to assessing this fee upon the acquisition of a security, some markets also assess registration charges upon the registration of local shares to foreign shares.

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Foreign Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A Fund may also invest in non-deliverable forward contracts (cash-settled contracts for currencies of countries which do not allow non-residents to hold substantial sums of their currency, e.g. china), in order to hedge the foreign currency risk. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A Fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign currency exposure of its portfolio. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, a Fund will sek to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

When the Adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, or it wishes to alter a Fund’s exposure to the currencies of the countries in its investment universe, it may enter into a forward contract to sell or buy foreign currency in exchange for the U.S. dollar or another foreign currency. Alternatively, where appropriate, a Fund may manage all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the each Fund retains flexibility to enter into such forward contracts when the Adviser determines that the best interests of the Fund will be served.

A Fund may enter into forward contracts for any other purpose consistent with that Fund’s investment objective and program. However, a Fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed that Fund’s holdings of liquid securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, a Fund may net offsetting positions.

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At the maturity of a forward contract, a Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract.

If a Fund retains the portfolio security and engages in an offsetting transaction, that Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, that Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Fund’s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, each Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. No Fund is required to enter into forward contracts with regard to its foreign currency denominated securities and a Fund will not do so unless deemed appropriate by the Adviser. Further, this method of hedging against a decline in the value of a currency is intended to establish a rate of exchange at a future date, and not to eliminate fluctuations in the underlying prices of the securities. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain, which might result from an increase in the value of that currency.

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

Foreign Futures and Options. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act (“CEA”), the Commodity Futures Trading Commission’s (“CFTC”) regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from a Fund for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time a Fund’s order is placed and the time it is liquidated, offset or exercised.

FORWARD COMMITMENTS

Each Fund may, from time to time, purchase securities on a “when-issued” or delayed delivery basis. The price for such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase, but may take up to three months. During the period between purchases and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. A Fund will maintain, in a segregated account with the custodian, cash or appropriate liquid securities equal in value to commitments for when-issued securities. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the transaction takes place.

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FUTURES CONTRACTS

Each Fund may enter into futures contracts, including stock index, interest rate and currency futures (“futures” or “futures contracts”).

Stock index futures contracts may be used to provide a hedge for a portion of a Fund’s portfolio, as a cash management tool, or as an efficient way for the Adviser to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. Each Fund may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge a Fund’s portfolio successfully, a Fund must sell futures contracts with respect to indices or sub-indices whose movements will have a significant correlation with movements in the prices of a Fund’s portfolio securities.

Interest rate or currency futures contracts may be used to manage a Fund’s exposure to changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund. In this regard, a Fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

Each Fund may enter into futures contracts that are traded on national or foreign futures exchanges, which are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the CEA by the CFTC. Futures are traded in London at the London International Financial Futures Exchange in Paris at the MATIF and in Tokyo at the Tokyo Stock Exchange. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing a Fund’s objectives in these areas.

Although the Funds have no current intention of engaging in futures or options transactions other than those described above, they reserve the right to do so. Such futures and options trading might involve risks, which differ from those involved in the futures and options described in this Statement of Additional Information.

Hedging Risk. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or market or interest rate trends. There are several risks in connection with the use by a Fund of futures contracts as a hedging device. One risk arises because of the possible imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments, which are the subject of the hedge. The Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of a Fund’s underlying instruments sought to be hedged.

Successful use of futures contracts by a Fund for hedging purposes is also subject to the Adviser’s ability to correctly predict movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in a Fund’s portfolio might decline. If this were to occur, a Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Adviser believes that over time the value of a Fund’s portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that if a Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, a Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if a Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). A Fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

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In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Adviser might not result in a successful hedging transaction over a very short time period.

Illiquid or Restricted Securities. Restricted securities may be sold in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the “1933 Act”). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Board of Trustees of the Trust. If through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities, a Fund will take appropriate steps to protect liquidity.

Notwithstanding the above, each Fund may purchase securities that, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser, under the supervision of the Board of Trustees of the Trust, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund’s restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider: (1) the frequency of trades and quotes, (2) the number of dealers and potential purchases, (3) any dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, a Fund’s holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that a Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Liquidity. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. A Fund would do so to reduce exposure represented by long futures positions or short futures positions. A Fund may close its positions by taking opposite positions, which would operate to terminate that Fund’s position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to a Fund, and that Fund would realize a loss or a gain.

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Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. The reasons for the absence of a liquid secondary market on an exchange are substantially the same as those discussed in the section entitled “Description of Securities, Other Investment Policies and Risk Considerations – Special Risks of Transactions in Options on Futures Contracts”. In the event that a liquid market does not exist, it might not be possible to close out a futures contract, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, a Fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Trading in Futures Contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when a Fund purchases or sells a security, no price would be paid or received by that Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain a Fund’s open positions in futures contracts, a Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin”. The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to that Fund.

These subsequent payments, called “variation margin”, to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market”. A Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

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For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Volatility and Leverage. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract were deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount of margin deposited to maintain the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, a Fund earmarks to the futures contract money market instruments or other liquid securities equal in value to the current value of the underlying instrument less the margin deposit. Earmarked securities cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to cover or identified accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

INVESTMENT COMPANIES

Business Development Companies.  Each Fund may invest in closed-end funds that elect to be treated as Business Development Companies (“BDCs”).  BDCs typically operate as publicly traded private equity firms that invest in early stage to mature private companies as well as small public companies. BDCs are regulated under the 1940 Act and are taxed as regulated investment companies under the Code. BDCs realize operating income when their investments are sold off, and therefore maintain complex organizational, operational, tax and compliance requirements. For tax purposes, BDCs generally intend to qualify for taxation as regulated investment companies. To so qualify, BDCs must satisfy certain asset diversification and source of income tests and must generally distribute at least 90% of their taxable earnings as dividends. Under the 1940 Act, BDCs are also required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make a fully informed decision. Securities of private companies may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company.

Closed-End Investment Companies.  Each Fund may invest in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below. A Fund, together with any company or companies controlled by that Fund, and any other investment companies having the Adviser as an investment adviser, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the NYSE, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Funds), investors seek to buy and sell shares of closed-end funds in the secondary market.

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Each Fund generally will purchase shares of closed-end funds only in the secondary market. A Fund will incur normal brokerage costs on such purchases similar to the expenses a Fund would incur for the purchase of securities of any other type of issuer in the secondary market. A Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the NAV per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined NAV but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

A Fund may invest in shares of closed-end funds that are trading at a discount to NAV or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of a Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. A Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and NAV than an investment in shares of investment companies without a leveraged capital structure.

Exchange Traded Funds. ETFs are typically passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, ETFs are unit investment trusts (UITs) that have two markets. The primary market is where institutions swap “creation units” in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds as discussed in the following paragraphs. Additionally, Horizon may select leveraged ETFs to amplify the economic exposure to an asset class and may select inverse ETFs to hedge against market declines or generate returns from falling asset prices.  Inverse ETFs are designed to produce results opposite to market trends.  A Fund engages in hedging or investment activities by investing in inverse ETFs.  Inverse ETFs may employ leverage, which magnifies the changes in the underlying index upon which they are based.  Any strategy that includes inverse securities could cause a Fund to suffer significant losses. A Fund engages in hedging or investing activities by investing in inverse ETFs.  These investments are significantly different from the investment activities commonly associated with conservative stock funds.  Positions in inverse securities are speculative and can be more risky than “long” positions (purchases).  Under certain circumstances, Horizon may invest in ETFs, known as “inverse funds”, which are designed to produce results opposite to market trends.  Inverse funds seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark.  Inverse stock ETFs are funds designed to rise in price when stock prices are falling. Inverse ETF index funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis.  Additionally, inverse ETFs may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  You should be aware that any strategy that includes inverse securities could suffer significant losses.

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Some ETFs are non-registered investment companies that invest directly in securities, commodities or other assets (such as precious metals). Investments in an ETF involve certain risks generally associated with investments in a broadly based portfolio of securities, including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument. In addition, an index-based ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain investments in the secondary market, discrepancies between the ETF and the index with respect to the weighting or number of investments held or other factors. ETFs that invest in other assets, such as commodities, are subject to the risks associated with directly investing in those assets. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, if the shares are de-listed from the exchange, or upon the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Because ETFs and pools that issue similar instruments bear various fees and expenses, a Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. Horizon may consider the expenses associated with an investment in determining whether to invest in an ETF.

Expenses of Other Investment Companies. A Fund’s investments in an underlying portfolio of exchange-traded funds (“ETFs”), mutual funds and closed-end funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying funds.

Master/Feeder Structure. Notwithstanding these limitations, each Fund reserves the right to convert to a “master/feeder” structure at a future date. If the Board approved the use of a master-feeder structure for a Fund, a Fund (the “feeder” fund) would invest all of its investable assets in an open-end management investment company (the “master” fund) with substantially the same investment objectives, policies and limitations as that Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that would be held by that Fund would be that Fund’s interest in the master fund. Under such a structure, one or more “feeder” funds, such as a Fund, invest all of their assets in a “master” fund, which, in turn, invests directly in a portfolio of securities. If required by applicable law, a Fund will seek shareholder approval before converting to a master/feeder structure. If the requisite regulatory authorities determine that such approval is not required, shareholders will be deemed, by purchasing shares, to have consented to such a conversion and no further shareholder approval will be sought. Such a conversion is expressly permitted under the investment objective and fundamental policies of a Fund.

Open-End Investment Companies. The 1940 Act provides that an underlying fund whose shares are purchased by a Fund will be obligated to redeem shares held by a Fund only in an amount up to 1% of the underlying fund’s outstanding securities during any period of less than 30 days. Shares held by a Fund in excess of 1% of an underlying fund’s outstanding securities therefore, will generally be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of a Fund’s assets.  In some cases deemed appropriate by the Adviser or the Board of Trustees, Shares held by a Fund in excess of 1% of an underlying fund’s outstanding securities will be considered readily marketable securities (for example, exchange traded funds which are registered as open-end investment companies but listed on an exchange).

Under certain circumstances an underlying fund may determine to make payment of a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission. In such cases, a Fund may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

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Investment decisions by the investment advisers of the underlying funds are made independently of a Fund and the Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result of this would be an indirect expense to a Fund without accomplishing any investment purpose.

Real Estate Investment Trusts. The Funds may invest in real estate investment trusts (“REITs”).  Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property.  REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income.  REITs pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed a REIT’s taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.  To the extent that a Fund includes the gross dividends from such REITs in its distribution to its shareholders, a portion of the Fund’s distributions may be deemed a return of capital.

OPTIONS

Dealer (Over-the-Counter) Options.  The Funds may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Funds would look to a clearing corporation to exercise exchange-traded options, if the Funds were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Funds as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the Funds will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Funds originally wrote the option. While the Funds will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the Funds may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to that Fund. For example, since the Funds must maintain a secured position with respect to any call option on a security it writes, the Funds may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. A Fund may treat the cover used for written over-the-counter (“OTC”) options as liquid if the dealer agrees that a Fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. Accordingly, each Fund will treat dealer options as subject to a Fund’s limitation on unmarketable securities. If the SEC changes its position on the liquidity of dealer options, a Fund will change its treatment of such instrument accordingly.

Options on Futures Contracts. Each Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

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As an alternative to writing or purchasing call and put options on stock index futures, each Fund may write or purchase call and put options on stock indices. Such options would be used in a manner similar to the use of options on futures contracts.

Purchasing Call Options. Each Fund may purchase American or European style call options. As the holder of a call option, a Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). A Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. A Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences, which could reduce its current return. A Fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided below.

Call options may be purchased by a Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables a Fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to a Fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Purchasing Put Options. Each Fund may purchase American or European style put options. As the holder of a put option, a Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). A Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies.

Each Fund may purchase a put option on an underlying security or currency (a “protective put”) owned by a Fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security’s market price or currency’s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where the Adviser deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

Each Fund may also purchase put options at a time when a Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, a Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

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Special Risks of Transactions in Options on Futures Contracts.  The risks described under “Special Risks of Transactions on Futures Contracts” are also applicable to options on futures. In addition, where a Fund seeks to close out an option position by writing or buying an offsetting option covering the same underlying instrument, index or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders.

Option Spreads. Each Fund may purchase or write out or call options in combinations, including, without limitation, spreads, straddles and collars.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.  In “spread” transactions, a Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. In “straddles,” a Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and typically the same exercise price. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require the Fund to buy and/or write more than one option simultaneously, the Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund were to buy or sell a single option. Similarly, costs incurred by the Fund in connection with these transactions will in many cases be greater than if the Fund were to buy or sell a single option.  A Fund also may use option “collars.” A “collar” position combines a put option purchased by the Fund (the right of the Fund to sell a specific security within a specified period) with a call option that is written by the Fund (the right of the counterparty to buy the same security) in a single instrument. The Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.  In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option, however, downside protection may be limited as compared to just owning a single option. Also, certain option combinations, such as straddles, may be subject to special tax rules.

Special Risks of Over the Counter Options.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between a Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when the Fund purchases an OTC option, it relies on the counter-party from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counter-party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counter-party or by a transaction in the secondary market if any such market exists.  There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counter-party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

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If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Writing Covered Call Options. A Fund may write (sell) American or European style “covered” call options and purchase options to close out options previously written by that Fund. In writing covered call options, a Fund expects to generate additional premium income which should serve to enhance that Fund’s total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in the Adviser’s opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for a Fund.

A call option gives the holder (buyer) the “right to purchase” a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

An call option is considered “covered” if a Fund (i) owns the security or currency subject to the option, or owns an option to purchase the same underlying security or currency having an exercise price equal to or less than the exercise price of the “covered” option, or (i) has established with its custodian for the term of the option an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities or currencies on which a Fund holds the option.

The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options), but capable of enhancing a Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option, which a Fund has written, expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security or currency. The Funds do not consider a security or currency covered by a call to be “pledged” as that term is used in a Fund’s policy which limits the pledging or mortgaging of its assets.

The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability of that Fund. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the net asset value (“NAV”) per share of a Fund is computed (the close of the New York Stock Exchange (“NYSE”)) or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

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Closing transactions are typically effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or, to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is no assurance that a Fund will be able to effect such closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When a Fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

Writing Covered Put Options. Each Fund may write American or European style covered put options and purchase options to close out options previously written by a Fund. A put option gives the purchaser of the option the right to sell and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A put option is considered “covered” if a Fund (i) maintains in a segregated account cash, U.S. government securities or other liquid appropriate securities in an amount not less than the exercise price or (ii) owns an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the “covered” option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) A Fund would generally write covered put options in circumstances where the Adviser wishes to purchase the underlying security or currency for a Fund’s portfolio at a price lower than the current market price of the security or currency. In such event a Fund would write a put option at an exercise price, which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since a Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to a Fund. In addition, a Fund, because it does not own the specific securities or currencies, which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

REGULATORY MATTERS

Regulatory Limitations. The Funds will engage in futures contracts and options thereon only for bona fide hedging, yield enhancement, risk management purposes, or as otherwise permitted by the rules and regulations of the CFTC. The Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted in July 2010, provided for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation continues to be implemented, its ultimate impact remains unclear. Regulations could, among other things, restrict a Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to a Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), either of which could adversely affect a Fund’s derivative positions or the Fund’s use of derivatives generally.

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Regulation as a Commodity Pool Operator.  The Trust, on behalf of the Funds, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” pursuant to Rule 4.5 under the CEA, as amended, and the rules of the CFTC promulgated thereunder, with respect to the Funds’ operations.  Accordingly, the Funds are not subject to registration or regulation as a commodity pool operator. Recent legal and regulatory changes, and additional legal and regulatory changes in the future, may substantially affect over-the-counter derivatives markets and such changes may impact the Funds’ use of such instruments to the extent such instruments are used by the Funds.

SHORT SALES

A Fund may sell securities short as part of its overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own or has the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. A Fund is required to make a margin deposit in connection with such short sales; a Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Fund covers its short position, a Fund will incur a loss; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale. A Fund may sell securities short to the full extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”). A short sale is “against the box” to the extent a Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

SWAP AGREEMENTS

Each Fund may enter into interest rate, index and currency exchange rate swap agreements in attempts to obtain a particular desired return at a lower cost to a Fund than if a Fund has invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount”, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of a Fund’s portfolio.

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Whether a Fund’s use of swap agreements enhance that Fund’s total return will depend on the Adviser’s ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Adviser will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under a Fund’s repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants”, which include the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

Credit Default Swaps. A credit default swap is a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is akin to a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. In turn, the insurer typically pays the insured the remaining interest on the debt, as well as the principal.

TAX MATTERS

Federal Tax Treatment of Options, Futures Contracts and Forward Foreign Exchange Contracts. The Funds may enter into certain option, futures, and forward foreign exchange contracts, including options and futures on currencies, which are Section 1256 contracts and may result in the Funds entering into straddles.

Open Section 1256 contracts at fiscal year-end will be considered to have been closed at the end of a Fund’s fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument. Each Fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a security or currency position may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle may be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an “in-the-money qualified covered call” option will not include the period of time the option is outstanding. Losses on written covered calls and purchased puts on securities, excluding certain “qualified covered call” options, may be long-term capital loss, if the security covering the option was held for more than twelve months prior to the writing of the option.

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In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of each Fund’s portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

No sooner than sixty days after the end of each quarter/semi-annual period, the Funds will make available a complete schedule of their portfolio holdings as of the last day of the quarter/semi-annual period.  The Trust files with the SEC a Form N-CSR or a Form N-Q report for the period that includes the date as of which that list of portfolio holdings was current.  The filing discloses each Fund’s portfolio holdings as of the end of the applicable quarter.

The Funds and/or the Adviser may also, from time to time, make additional portfolio holdings information available to the public on their website at www.horizonmutualfunds.com.  Complete lists of each Fund’s holdings will typically be posted to the website approximately 30 days following the end of any calendar quarter or month and such information will remain available until new information for the next calendar quarter or month is posted. The Funds may also send a portion or all of this information to shareholders of the Funds and to mutual fund analysts and rating and trading entities; provided that the Funds will not send this information to shareholders of the Funds or analysts or rating and/or trading entities until such information is at least 30 days old or until one day after the information has been posted to the Funds’ website, if earlier.
Other than to rating agencies and service providers, as described below, the Funds do not selectively disclose portfolio holdings to any person.  In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

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Personnel of the Adviser, including personnel responsible for managing the Funds’ portfolios, may have full daily access to the Funds’ portfolio holdings since that information is necessary in order for the Adviser to provide its management, administrative, and investment services to the Funds.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers and portfolio research providers.

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U.S. Bancorp Fund Services, LLC is the transfer agent, fund accountant and administrator for the Funds; therefore, its personnel have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

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U.S. Bank, NA. is the custodian for the Funds; therefore, its personnel and agents have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

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Morningstar, Lipper and other mutual fund rating agencies may also receive the Funds’ full portfolio holdings, generally quarterly on a 60-day lag basis with the understanding that such holdings may be posted or disseminated to the public by the rating agencies at any time.

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Kilpatrick Townsend & Stockton LLP.  Kilpatrick Townsend & Stockton LLP is counsel to the Funds; therefore, its personnel have access to the Funds’ portfolio holdings in connection with the review of the Funds’ annual and semi-annual shareholder reports and SEC filings.

The Funds’ Chief Compliance Officer, or his or her designee, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available) in instances where a Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter.  In no event shall a Fund, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect a Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT OF THE TRUST

Trustees and Officers

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and each of the Funds.  The current Trustees and Officers of the Trust, their year of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held during the past five years are set forth in the following table.  Those Trustees who are “interested persons” as defined in the 1940 Act and those Trustees who are not an “interested person” as defined in the 1940 Act (“Independent Trustees”), are identified in the table.

Independent Trustees

Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
John W. Davidson Year of Birth: 1946	Trustee; Indefinite Term of Office (since 2015)	Director, President & Chief Economist of PartnerRe Asset Management Corporation; Chief Investment Officer of Partner Reinsurance Company of the US (2001-2008); Creator, author and founder of John Davidson’s Economic Comments (2009-Present).	3	Trustee, AdvisorOne Funds (13 portfolios).
Todd W. Gaylord Year of Birth: 1975	Trustee; Indefinite Term of Office (since 2015)	Consultant (financial services) since 2012; Owner, McCauley Street Partners, Inc. (real estate brokerage firm) (2009-2014); Vice President, Corporate Bond, Syndicated Loan, and Credit Default Swap Trader, Wachovia Securities (2005-2008).	3	None
Thomas W. Okel Year of Birth: 1962	Trustee; Indefinite Term of Office (since 2015)	Executive Director (since 2011), Catawba Lands Conservancy; Global Head of Syndicated Capital Markets (1998-2010), Bank of America Merrill Lynch.	3	Trustee, Babson Capital Funds Trust (8 portfolios); Trustee, Babson Capital Global Short Duration High Yield Fund (1 portfolio).
*           The address for each Trustee and officer is 13024 Ballantyne Corporate Place, Suite 225, Charlotte, North Carolina 28277.

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Interested Trustees and Officers

Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Robert J. Cannon** Year of Birth: 1972	Interested Trustee Indefinite Term of Office (since 2015) and President; One Year Term of Office (since 2015)	President and Chief Executive Officer of the Adviser since 2005; member since 1999.	3	None
Matthew Chambers Year of Birth: 1976	Vice President, Chief Compliance Officer and Secretary; One Year Term of Office (since 2015)	General Counsel and Chief Compliance Officer of the Adviser since 2014; Attorney with Kilpatrick Townsend & Stockton LLP (2008-2014).	Not Applicable	Not Applicable
Benjamin Johnson Year of Birth: 1978	Treasurer; One Year Term of Office (since 2015)	Managing Director of Operations and Finance of the Adviser since 2008.	Not Applicable	Not Applicable
*	The address for each Trustee and officer is 13024 Ballantyne Corporate Place, Suite 225, Charlotte, North Carolina 28277.
**	Mr. Cannon is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his current position with the Adviser.

The Role of the Board of Trustees

The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Custodian and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior employees of the Adviser as officers of the Trust, with responsibility to monitor and report to the Board regarding certain of the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of the Board’s regular quarterly Board Meetings, which are typically held quarterly, in person , and involve the Board’s review of recent operations.

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Board Leadership Structure

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  The Trust’s Board includes three Independent Trustees and one Interested Trustee, Mr. Cannon, who is Chair of the Board. The Board has not appointed an Independent Trustee to serve as lead Independent Trustee or Chair of the Board because, among other things, the Board’s small size and the small number of Funds in the Trust permit Trust management to communicate with each independent Trustee as and when needed, and permit each Independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function. The Board may consider appointing an independent Chairman or a lead Independent Trustee in the future, particularly if the Board’s size or the Trust’s complexity materially increases.

The Board has established a committee structure that includes an Audit Committee, Nominating Committee and a Proxy Voting Committee (discussed in more detail below). Each Committee is comprised entirely of Independent Trustees.

The Board reviews annually the structure and operation of the Board and its Committees.  The Board has determined that the composition of the Board and the function and composition of its various Committees provide the appropriate means and communication channels to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management

Through the Board’s direct oversight role and the officers and service providers of the Funds, the Board performs a risk oversight function for the Funds.  To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Funds; reviews and approves, as applicable, the compliance policies and procedures of the Funds; approves the Funds’ principal investment policies; meets with representatives of various service providers, including the Adviser and the independent registered public accounting firm of the Funds, to review and discuss the activities of the Funds and to provide direction with respect thereto; and appoints a CCO of the Funds who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their service providers.  The Board holds four regular meetings each year to consider and address matters involving the Trust and Funds.  As part of its oversight function, the Board also may hold special meetings or communicate directly with Trust management or the CCO to address matters arising between regular meetings.

Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects.  It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds, the Adviser or other service providers.  Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals.  As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Board’s function and the Trust’s business and structure. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board is reviewed.

In addition to the information provided in the prior chart, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes.

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Robert J. Cannon.  As President and Chief Executive Officer of the Adviser, Mr. Cannon is ultimately responsible for the management of the Funds’ day-to-day operations.  The Board believes that Mr. Cannon’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

John W. Davidson. Mr. Davidson is currently a board member of AdvisorOne Funds, where he is the lead independent trustee. He has over 35 years of industry experience, including positions with investment management responsibility for separate institutional accounts, mutual funds, trusts, and insurance assets.  Mr. Davidson was most recently the President of PartnerRe Asset Management Corporation.

Todd W. Gaylord.  Mr. Gaylord has received CPA and CFA designations, and worked in various capacities on trading floors for Bank of America and Wachovia Securities from 1999-2008 trading corporate bonds, syndicated loans, and credit default swaps. In recent years he has been active in real estate and private equity investing, as well as financial consulting.

Thomas W. Okel. Mr. Okel is currently the Executive Director of Catawba Lands Conservancy, which is nonprofit land trust that works with willing landowners to save land in North Carolina’s Southern Piedmont to preserve a healthy, natural environment for future generations. He is also a trustee of Babson Capital Global Short Duration High Yield Fund and Babson Capital Funds Trust. Tom previously served as Global Head of Syndicated Capital Markets at Bank of America Merrill Lynch and managed capital markets, sales, trading and research for the United States, Europe, Asia and Latin America.

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees.

The Board has established the following standing committees:

Audit Committee. The Independent Trustees are the current members of the Audit Committee. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent auditors on behalf of the Board. The Audit Committee also serves in the role of the Trust’s qualified legal compliance committee and, as such, receives, investigates and makes recommendations as to appropriate remedial action in connection with, any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.

Nominating Committee. The Independent Trustees are the current members of the Nominating Committee. The Nominating Committee nominates, selects, and appoints Independent Trustees to fill vacancies on the Board and to stand for election at appropriate meetings of the shareholders of the Trust. The Nominating Committee meets only as necessary. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

Proxy Voting Committee. The Independent Trustees are the current members of the Proxy Voting Committee. The Proxy Voting Committee will determine how a Fund should cast its vote, if called upon by the Board or the Adviser, when a matter with respect to which a Fund is entitled to vote presents a conflict between the interests of a Fund’s shareholders, on the one hand, and those of the Adviser, principal underwriter or an affiliated person of the Funds, the Adviser, or principal underwriter, on the other hand. The Proxy Voting Committee will review the Trust’s Proxy Voting and Disclosure Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee will also decide if a Fund should participate in a class action settlement, if called upon by the Adviser, in cases where a class action settlement with respect to which a Fund is eligible to participate presents a conflict between the interests of a Fund’s shareholders, on the one hand, and those of the Adviser, on the other hand. The Proxy Voting Committee meets only as necessary.

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Compensation of Trustees

The Trust pays each Independent Trustee a flat fee of $9,000 per year plus $3,000 for an in-person quarterly meeting or $1,000 per quarter if participating in the meeting by telephone. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board.  Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust. No other compensation or retirement benefits are received by any Trustee or officer from the Funds.

The following compensation figures represent estimates for the Funds’ first full fiscal year:

Name of Trustee	Aggregate Compensation from Funds	Pension or Retirement Benefits Estimated Accrued as Part of Trust Expense	Annual Benefits Upon Retirement	Total Compensation From Registrant and Fund Complex Paid To Trustees
Robert Cannon (Interested Trustee)	$0	$0	$0	$0
John W. Davidson	$18,000	N/A	N/A	$18,000
Todd W. Gaylord	$18,000	N/A	N/A	$18,000
Thomas W. Okel	$18,000	N/A	N/A	$18,000

The Trustees serve on the Board for terms of indefinite duration.  A Trustee’s position in that capacity will terminate if such Trustee is removed, resigns or is subject to various disabling events such as death or incapacity.

Trustee Ownership of Fund Shares and Other Interests

The following table shows, for each Trustee, the aggregate dollar range of equity securities in the Funds owned by the Trustees as of December 31, 2015 , stated as one of the following ranges: A = None; B = $1–$10,000; C = $10,001–$50,000; D = $50,001–$100,000; and E = over $100,000.

Name of Fund	Robert Cannon Interested Trustee	John W. Davidson Independent Trustee	Todd W. Gaylord Independent Trustee	Thomas W. Okel Independent Trustee

Active Asset Allocation Fund	A	A	A	A
	A	A	A	A
Active Risk Assist® Fund	A	A	A	A
	A	A	A	A
Active Income Fund	A	A	A	A
	A	A	A	A
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	A	A	A	A

(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

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Ownership of Fund Affiliates

Neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Funds’ principal underwriter, or any of their affiliates.  Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have had a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Trust’s principal underwriter or any of its affiliates.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 15, 2016, the Trustees and officers as a group owned less than 1% of the outstanding shares of each Predecessor Fund.  As of January 15, 2016, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of a Fund or Class of shares of a Fund:

Fund	Shareholder and Address	Percentage of Class Owned	Type of Ownership
Active Asset Allocation Fund Class A Shares	NFS FBO Philip H Snader 2323 Marston Rd New Windsor, MD 21776	18.58%	Record

	NFS FBO Victoria J Snader 2323 Marston Rd New Windsor, MD 21776	16.59%	Record

	NFS* FBO William K Perry 9448 Seven Locks Rd Bethesda, MD 20817	64.79%	Record

Active Asset Allocation Fund Class N Shares	Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0002	59.32%	Record

Active Risk Assist® Fund Class N Shares	Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0002	51.07%	Record

Active Risk Assist® Fund Class A Shares	Horizon Investments LLC* 13024 Ballantyne Corporate Place Charlotte, NC 28277	100%	Record

Active Income Fund Class N Shares	Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0002	61.70%	Record
* May be deemed to control a Fund or Class through the beneficial ownership of more than 25% of the outstanding shares of such Fund or Class.

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INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Adviser

Horizon Investments, LLC serves as the investment adviser pursuant to an Investment Advisory Agreement that has been approved by both the shareholders and the Board.  The Adviser is located at 13024 Ballantyne Corporate Place, Suite 225, Charlotte, NC 28277.

In addition to the duties set forth in the Prospectus under the section entitled “Management”, the Adviser, in furtherance of such duties and responsibilities, is authorized in its discretion to engage in the following activities: (i) develop a continuing program for the management of the assets of the Funds; (ii) buy, sell, exchange, convert, lend, or otherwise trade in portfolio securities and other assets; (iii) place orders, negotiate commissions for the execution of transactions in securities and establish relationships with or through broker-dealers, underwriters, or issuers; (iv) prepare and supervise the preparation of shareholder reports and other shareholder communications; and (v) obtain and evaluate business and financial information in connection with the exercise of its duties.

Subject to policies established by the Board, which has overall responsibility for the business and affairs of the Funds, the Adviser manages the operations of the Funds. In addition to providing advisory services, the Adviser furnishes the Funds with office space and certain facilities and personnel required for conducting the business of the Funds.

The Investment Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of that Fund’s outstanding shares. The Advisory Agreement shall terminate automatically in the event of its  “assignment,” as such term is defined in the 1940 Act.

For the advisory services provided and expenses assumed by it, the Adviser has agreed to a fee computed daily and payable monthly from the Active Asset Allocation Fund and the Active Risk Assist® Fund at an annual rate of 1.10% of the Fund’s average daily net assets and from the Active Income Fund at an annual rate of 0.77% of the Fund’s average daily net assets.

The following table shows the amount of advisory fees paid by the Predecessor Funds to the Adviser and the amount of the advisory fees waived by the Adviser for the fiscal periods ended November 30:

Class N Shares	Gross Advisory Fee	Fee Waived by the Adviser	Advisory Fee Paid by Fund - Net of Waivers
Active Asset Allocation Fund
November 30, 2015	$3,598,560	$392,881	$3,205,679
November 30, 2014	$3,622,924	$405,601	$3,217,323
November 30, 2013	$1,301,241	$248,717	$1,052,524
Active Risk Assist® Fund
November 30, 2015	$1,757,613	$189,924	$1,567,689
November 30, 2014*	$324	$324	$0
Active Income Fund
November 30, 2015	$1,125,537	$52,219	$1,073,318
November 30, 2014	$793,596	$66,386	$727,210
November 30, 2013**	$54,779	$34,847	$19,932
*             The Active Risk Assist® Fund commenced operations on August 28, 2014.
**           The Active Income Fund commenced operations on September 30, 2013.

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The Adviser has contractually agreed to waive its advisory fees and/or reimburse expenses of each Fund, at least until December 31, 2018, so that the total annual operating expenses (exclusive of front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses (such as litigation)) do not exceed the limits set forth below; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by the Adviser, within three years after the end of the fiscal year in which such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the foregoing expense limit.  Only the Board may elect to terminate the advisory fee waiver agreement for any Fund.

Fund Share Class	Expense Cap
Active Asset Allocation Fund
Class A	1.42%
Class I	1.17%
Class N	1.42%
Active Risk Assist® Fund
Class A	1.42%
Class I	1.17%
Class N	1.42%
Active Income Fund
Class A	1.24%
Class I	0.99%
Class N	1.24%

The following table shows the amount of reimbursements paid to the Predecessor Funds by the Adviser in addition to the advisory fees waived for the fiscal periods ended November 30:

Amount of Fund Expenses Reimbursed to the Fund by the Adviser
Active Asset Allocation Fund
November 30, 2015	$0
November 30, 2014	$0
November 30, 2013	$0

Active Risk Assist® Fund
November 30, 2015	$0
November 30, 2014*	$14,683
Active Income Fund
November 30, 2015	$0
November 30, 2014	$0
November 30, 2013**	$0
*             The Active Risk Assist® Fund commenced operations on August 28, 2014.
**           The Active Income Fund commenced operations on September 30, 2013.

ADMINISTRATOR

Effective as of February 8, 2016, U.S. Bancorp Fund Services, LLC, (the “USBFS” or the “Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as each Fund’s Administrator pursuant to an administration agreement (the “Administration Agreement”).  USBFS provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

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Prior to February 8, 2016, another service provider served as administrator to the Fund under a prior administration agreement.  For these services, the Predecessor Funds paid the following fees to the previous administrator:

Fiscal Period Ended	Administrative Fees Paid
Active Asset Allocation Fund
November 30, 2015	$211,450
November 30, 2014	$314,707
November 30, 2013	$148,811
Active Risk Assist® Fund
November 30, 2015	$96,264
November 30, 2014**	$200
Active Income Fund
November 30, 2015	$93,175
November 30, 2014	$93,515
November 30, 2013***	$14,055
*             The Active Risk Assist® Fund commenced operations on August 28, 2014.
**           The Active Income Fund commenced operations on September 30, 2013.

CUSTODIAN

Effective as of February 8, 2016, U.S. Bank, NA, (the “Custodian”) serves as the Custodian of the Trust’s assets pursuant to a Custody Agreement by and between the Custodian and the Trust. The Custodian’s responsibilities include safeguarding and controlling the Trust’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust’s investments. Pursuant to the Custody Agreement, the Custodian also provides certain accounting and pricing services to the Trust; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based upon communications from the Adviser; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Trust. The Trust may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets. The Custodian is located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.

TRANSFER AGENT SERVICES

Effective as of February 8, 2016, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent and dividend disbursing agent.

DISTRIBUTION OF SHARES

Effective as of February 8, 2016, Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the distributor in connection with the continuous offering of the Fund’s shares.  The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares.  Currently, the Adviser compensates the Distributor for services that the Distributor provides to the Fund.

COMPLIANCE OFFICER

For the fiscal period ended November 30, 2015, the Predecessor Funds paid the following amounts for compliance services:

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Fund	Compliance Fees Paid
Active Asset Allocation Fund	$24,063
Active Risk Assist® Fund	$10,825
Active Income Fund	$10,548

CODES OF ETHICS

The Trust, the Adviser and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. The codes of ethics permit personnel subject thereto to invest in securities, including securities that may be purchased or held by the Funds, subject to certain restrictions.  The codes of ethics requires access persons (other than independent Trustees) to pre-clear most transactions and to report transactions and security holdings to the Funds’ chief compliance officer.  In addition, the Trust has adopted a code of ethics, which applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has adopted a proxy voting and disclosure policy that delegates to the Adviser the authority to vote proxies for the Funds, subject to oversight of the Board. The Adviser’s proxy voting policies and procedures appear in Appendix A.

No later than August 31 of each year, the Trust files Form N-PX with the SEC. Form N-PX states how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30. Each Fund’s proxy voting records, as set forth in its most recent Form N-PX filing, are available upon request, without charge, by calling the Fund at 1-855-754-7932. This information is also available on the SEC’s website at http://www.sec.gov.

PORTFOLIO MANAGERS

Other Accounts

The following table identifies, for each portfolio manager of a Fund, the number of other accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts.   None of these accounts has an advisory fee based upon the performance of the account. Information in the table is shown as of December 31, 2015.  Asset amounts are approximate and have been rounded.

Number of Other Accounts Managed and Assets by Account Type
Fund and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Robert Cannon	3 $764 million	5 $42.8 million	19,400 $1.74 billion
Ronald Saba	3 $764 million	5 $42.8 million	19,400 $1.74 billion
Kevin Blocker	3 $764 million	5 $42.8 million	19,400 $1.74 billion
Scott Ladner	3 $764 million	5 $42.8 million	19,400 $1.74 billion

Conflicts of Interest

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from a Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over a Fund. The Adviser has adopted policies and procedures designed to address these potential material conflicts.  For instance, portfolio managers within the Adviser are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources.  Additionally, the Adviser and their advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

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Compensation

The compensation of the Adviser’s portfolio managers include an annual fixed salary, which is based on various market factors and the skill and experience of the individual, and a discretionary bonus.  The discretionary bonus takes into account several factors including the Adviser’s profitability (net income and ability to pay a bonus), the value and number of accounts/portfolios overseen by the portfolio manager, the general performance of client accounts relative to market conditions and the performance of a Fund based on percent return, adjusted for dividends and capital gains, calculated on a pre-tax basis relative to the performance of a Fund’s relevant benchmarks for the preceding one and three-year periods, or shorter if a Fund has not operated for these periods.  The formula for determining these amounts may vary, and no individual’s compensation is solely tied to the investment performance or asset value of any one product or strategy.

Ownership of Fund Shares

As of November 30, 2015, each portfolio manager that retained decision making authority over a Fund’s management beneficially owned shares of each Predecessor Fund as summarized in the following table using the following ranges: A = None; B = $1–$10,000; C = $10,001–$50,000; D = $50,001–$100,000; E = $100,001–$500,000; F = $500,001–$1,000,000; and G = over $1,000,000.

Fund/Portfolio Manager	Dollar Range of Beneficial Ownership in the Predecessor Fund as of November 30, 2015
Active Asset Allocation Fund
Robbie Cannon	A
Ronald Saba	A
Kevin Blocker	A
Active Risk Assist® Fund	A
Robbie Cannon	A
Ronald Saba	A
Kevin Blocker	A
Scott Ladner	A
Active Income Fund	A
Robbie Cannon	A
Ronald Saba	A
Scott Ladner	A

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to the general supervision of the Board of Trustees of the Trust, the Adviser is responsible for making decisions with respect to the purchase and sale of portfolio securities on behalf of the Funds. The Adviser is also responsible for the implementation of those decisions, including the selection of broker-dealers to effect portfolio transactions, the negotiation of commissions and the allocation of principal business and portfolio brokerage. In purchasing and selling the Funds’ portfolio securities, it is the Adviser’s policy to obtain quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates where such rates are negotiable. However, under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services. In selecting broker-dealers to execute the Funds’ portfolio transactions, consideration is given to a number of factors, including, without limitation:  the price of the security; the rate of the commission; the size and difficulty of the order; the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers; the broker-dealers’ expertise in particular markets; the brokerage and research services they provide to the Adviser or the Fund; and other factors that may be specific to any particular transaction. It is not the policy of the Adviser to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

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Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

For fixed income securities, it is expected that purchases and sales will ordinarily be transacted with the issuer, the issuer’s underwriter, or with a primary market maker acting as principal on a net basis, with no brokerage commission being paid by a Fund. However, the price of the securities generally includes compensation, which is not disclosed separately. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

With respect to equity and fixed income securities, the Adviser may effect principal transactions on behalf of a Fund with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. The price a Fund pays to underwriters of newly-issued securities usually includes a concession paid by the issuer to the underwriter. The Adviser may receive research services in connection with brokerage transactions, including designations in fixed price offerings.

The Adviser receives a wide range of research services from brokers and dealers covering investment opportunities throughout the world, including information on the economies, industries, groups of securities, individual companies, statistics, political developments, technical market action, pricing and appraisal services, and performance analyses of all the countries in which a Fund’s portfolio is likely to be invested. The Adviser cannot readily determine the extent to which commissions charged by brokers reflect the value of their research services, but brokers occasionally suggest a level of business they would like to receive in return for the brokerage and research services they provide. To the extent that research services of value are provided by brokers, the Adviser may be relieved of expenses, which it might otherwise bear. In some cases, research services are generated by third parties but are provided to the Adviser by or through brokers.

When one or more brokers is believed capable of providing the best combination of price and execution, a Fund’s Adviser may select a broker based upon brokerage or research services provided to the Adviser.  The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934 permits the Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).  In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to a Fund.

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To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments.  Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.  The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services.  Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement.  Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services. Portfolio securities will not be purchased from or sold to the Adviser or the Distributor, or any affiliated person or any of them acting as principal, except to the extent permitted by rule or order of the SEC.

The table below shows the aggregate brokerage commissions paid by each Predecessor Fund as well as aggregate commissions paid to an affiliate of the Fund, the Adviser or distributor or an affiliate thereof. The data presented are for the past three fiscal years (or shorter period depending on the Fund’s commencement of operations).

Fund	Total Brokerage Commissions	Total Brokerage Commissions Paid to an Affiliate of the Fund’s Adviser or Distributor	Percent of Brokerage Commissions Paid to an Affiliate of the Fund’s Adviser or Distributor	Percent of Transactions Executed by an Affiliate of the Fund’s Adviser or Distributor
Active Asset Allocation Fund
Year Ended November 30, 2015	$275,206.96	$0	0%	0%
Year Ended November 30, 2014	$563,887	$0	0%	0%
Year Ended November 30, 2013	$429,114	$0	0%	0%
Active Risk Assist® Fund
Year Ended November 30, 2015	$145,284.11
Year Ended November 30, 2014*	$22	$0	0%	0%
Active Income Fund
Year Ended November 30, 2015	$59,964.73
Year Ended November 30, 2014	$85,669	$0	0%	0%
Year Ended November 30, 2013**	$25,564	$0	0%	0%
*             The Active Risk Assist® Fund commenced operations on August 28, 2014.
**           The Active Income Fund commenced operations on September 30, 2013.

Aggregated Trades

While investment decisions for each Fund are made independently from those for any other investment companies and accounts advised or managed by the Adviser, such other advisory clients may invest in the same securities as the Funds. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for each Fund with those to be sold or purchased for other investment companies or accounts advised or managed by the Adviser in executing transactions. When a purchase or sale of the same security is made as part of an aggregated trade, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Adviser believes to be equitable to the participating Fund(s) and other participating investment companies or accounts. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.

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Portfolio Turnover

The portfolio turnover rate of a Fund is calculated by dividing the lesser of a Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities.  The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.  The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares.  High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in additional tax consequences to a Fund’s Shareholders.  For the fiscal years ended November 30, 2015 and November 30, 2014, the Predecessor Funds had the following portfolio turnover rates:

	Portfolio Turnover Rates
Fund	2015	2014
Active Asset Allocation Fund	472%	591%
Active Risk Assist® Fund*	541%	55%
Active Income Fund	324%	280%
*           The Active Risk Assist® Fund commenced operations on August 28, 2014.

REDEMPTION OF SECURITIES BEING OFFERED

Redemptions In-Kind. Each Fund intends to pay all redemptions of its shares in cash. However, a Fund may make full or partial payment of any redemption request by the payment to shareholders of portfolio securities of the applicable Fund (i.e., by redemption-in-kind), at the value of such securities used in determining the redemption price. Each Fund, as a separate series of the Trust, nevertheless, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election under which a Fund is committed to pay in cash to any shareholder of record, all such shareholder’s requests for redemption made during any 90-day period, up to the lesser of $250,000 or 1% of a Fund’s NAV at the beginning of such period. The securities to be paid in-kind to any shareholders will be readily marketable securities selected in such manner, as the Board deems fair and equitable. If shareholders were to receive redemptions-in-kind, they would incur brokerage costs should they wish to liquidate the portfolio securities received in such payment of their redemption request. The Trust does not anticipate making redemptions-in-kind under normal circumstances.

The right to redeem shares or to receive payment with respect to any redemption of shares of a Fund may only be suspended (1) for any period during which trading on the NYSE is restricted or such Exchange is closed, other than customary weekend and holiday closings, (2) for any period during which an emergency exists as a result of which disposal of securities or determination of the NAV of a Fund is not reasonably practicable, or (3) for such other periods as the SEC may by order permit for protection of shareholders of the Fund.

DISTRIBUTION PLANS

Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (each a “12b-1 Plan” and collectively, the “12b-1 Plans”). See the section entitled “How to Purchase Shares – 12b-1 Plans” in the Prospectus.  As required by Rule 12b-1, the 12b-1 Plans were approved by the Board and separately by a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Plans. The 12b-1 Plans requires that the Distributor or Treasurer shall provide to the Board, at least quarterly, a written report of the amounts expended pursuant to the 12b-1 Plans and the purposes of such expenditures. The Board will take into account the expenditures for purposes of reviewing the operation of the 12b-1 Plans and in connection with their annual consideration of the renewal of the 12b-1 Plans.

Potential benefits of the 12b-1 Plans to the Funds include savings to the Funds in certain operating expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization. The continuation of the 12b-1 Plans must be approved by the Board annually.

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Under the 12b-1 Plans, each Fund may annually expend up to 0.25% of its average daily net assets allocable to Class A shares to pay for any activity primarily intended to result in the sale of those shares, provided that the Board has approved the category of expenses for which payment is being made. Such expenditures paid as distribution fees to any person who sells shares may not exceed 0.25% per annum of each Fund’s Class A Shares’ average daily net assets. Such expenditures may include, without limitation: (i) the printing and mailing of Fund Prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders; (ii) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Funds; (iii) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Funds, including the performance of the Funds; (iv) training sales personnel regarding the Funds; and (v) financing any activity that the Distributor determines is primarily intended to result in the sale of Fund shares. The Funds do not participate in any joint distribution activities with other investment companies.

The amount of distribution and service fees incurred by the Class A shares of the Predecessor Funds during the fiscal year ended November 30, 2015 were as follows:

Fund Class A Shares	12b-1 Fees Paid
Active Asset Allocation Fund*	$3
Active Risk Assist® Fund*	$0
*
The Class A Shares of the Active Asset Allocation Fund and Active Risk Assist® Fund commenced operations on September 2, 2015.  The Active Income Fund did not commence operations prior to November 30, 2015.

SHAREHOLDER SERVICES

Shareholder Servicing Agreement.  The Funds have each adopted a Shareholder Services Plan (the “Servicing Plan”).  The Servicing Plan allows each Fund to use part of its assets for shareholder servicing expenses.  For these services, a Fund pays a fee up to 0.25% of average daily net assets of its Class A shares and Class N shares on an annualized basis.  Payments under the Servicing Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting a Fund in establishing or maintaining shareholder accounts and records.  The entities providing shareholder services may provide such services directly, or may arrange for such services to be provided by another entity that has a servicing relationship with one or more shareholders.  However, payments under the Plan are an operating expense of the Funds that is subject to the expense limitation provided by the Adviser.  Payments under the Plan may vary and are determined by each Fund in its sole discretion, in amounts up to 0.25% of a Fund’s average daily net assets for Class A and Class N shares on an annualized basis. During the fiscal year ended November 30, 2015, the Class N Shares of the Predecessor Funds paid the following, with respect to shareholder servicing fees:

Fund Class N Shares	Shareholder Servicing Fees Paid
Active Asset Allocation Fund	$817,852
Active Risk Assist® Fund	$399,458
Active Income Fund	$365,434

Systematic Withdrawal Program. A shareholder owning or purchasing shares of the Funds having a total value of $10,000 or more may participate in a systematic withdrawal program providing regular monthly or quarterly payments. An application form containing details of the Systematic Withdrawal Program is available upon request from the Funds’ Transfer Agent. The Program is voluntary and may be terminated at any time by the shareholders.

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Income dividends and capital gain distributions on shares of the Funds held in a Systematic Withdrawal Program are automatically reinvested in additional shares of the relevant Fund at net asset value. A Systematic Withdrawal Program is not an annuity and does not and cannot protect against loss in declining markets. Amounts paid to a shareholder from the Systematic Withdrawal Program represent the proceeds from redemptions of Fund shares, and the value of the shareholder’s investment in the Funds will be reduced to the extent that the payments exceed any increase in the aggregate value of the shareholder’s shares (including shares purchased through reinvestment of dividends and distributions). If a shareholder receives payments that are greater than the appreciation in value of his or her shares, plus the income earned on the shares, the shareholder may eventually withdraw his or her entire account balance. This will occur more rapidly in a declining market. For tax purposes, depending upon the shareholder’s cost basis and date of purchase, each withdrawal will result in a capital gain or loss. See “Distributions” and “Federal Tax Considerations” in the Funds’ Prospectus and “Taxes” in this SAI.

The Funds offer certain shareholder services, which are designed to facilitate investment in their shares. Each of the options is described in the Funds’ Prospectus. All of these special services may be terminated by either the Funds or the shareholder without any prior written notice.

Automatic Account Builder. An investor may arrange to have a fixed amount of $100 or more automatically invested in shares of a Fund monthly by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of a Fund. The investor’s bank must be a member of the Automatic Clearing House System. Stock certificates are not issued to Automatic Account Builder participants.

Further information about these programs and an application form can be obtained from the Funds’ Transfer Agent.

DETERMINATION OF NET ASSET VALUE

The NAV per share of each Fund will be determined for each class of shares. The NAV per share of a given class of shares of a Fund is determined by calculating the total value of that Fund’s assets attributable to such class of shares, deducting its total liabilities attributable to such class of shares in conformance with the provisions of the plan adopted by the Funds in accordance with Rule 18f-3 under the 1940 Act and dividing the result by the number of shares of such class outstanding. The NAV of shares of each class of a Fund is normally calculated as of the close of regular trading on the NYSE on every day the NYSE is open for trading. The NYSE is open Monday through Friday except on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NYSE also may be closed on national days of mourning or due to natural disaster or other extraordinary events or emergency.

Due to the fact that different expenses are charged to the Class A, Class I and Class N shares of a Fund, the NAV of the classes of a Fund may vary.

In determining a Fund’s NAV per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate). Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing system selected by the Adviser and approved by the Board of Trustees of the Trust. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value.

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Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays in various foreign markets on days, which are not business days in New York, and on which a Fund’s NAV is not calculated. The Funds calculate NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when a Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

ANTI-MONEY LAUNDERING AND CUSTOMER IDENTIFICATION PROGRAMS

The USA PATRIOT Act requires financial institutions, including each Fund, to adopt certain policies and programs to prevent money laundering activities or the financing of terrorist activities, including procedures to verify the identity of customers opening new accounts. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.  The Trust’s AML Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Funds’ service providers are also responsible for monitoring aspects of the AML program. The AML program is subject to the continuing oversight of the Board.

TAXES

Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code. In general, to qualify as a RIC: (a) at least 90% of the gross income of a Fund for the taxable year must be derived from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (b) a Fund must distribute to its shareholders 90% of its ordinary income and net short-term capital gains; and (c) a Fund must diversity its assets so that, at the close of each quarter of its taxable year, (i) at least 50% of the fair market value of its total (gross) assets is comprised of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5% of the fair market value of a Fund’s total assets and 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies) or of two or more issuers controlled by a Fund and engaged in the same, similar, or related trades or businesses.

In addition, a Fund must declare and distribute dividends equal to at least 98% of its ordinary income (as of the twelve months ended December 31) and at least 98.2% of its net capital gain (as of the twelve months ended October 31), in order to avoid a federal excise tax. Each Fund intends to make the required distributions, but they cannot guarantee that they will do so. Dividends attributable to a Fund’s ordinary income and net capital gain are taxable as such to shareholders in the year in which they are received except dividends declared in October, November and December to the shareholders of record on a specified date in such a month and paid in January of the following year are taxable in the previous year.

A corporate shareholder may be entitled to take a deduction for income dividends received by it that are attributable to dividends received from a domestic corporation, provided that both the corporate shareholder retains its shares in the applicable Fund for more than 45 days and that Fund retains its shares in the issuer from whom it received the income dividends for more than 45 days. A distribution of net capital gain reflects a Fund’s excess of net long-term gains over its net short-term losses. A Fund must designate distributions of net capital gain and must notify shareholders of this designation within sixty days after the close of the Trust’s taxable year. A corporate shareholder of a Fund cannot use a dividends-received deduction for distributions of net capital gain.

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Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations are taxable as ordinary income. If the net effect of these transactions is a gain, the dividend paid by a Fund will be increased; if the result is a loss, the income dividend paid by a Fund will be decreased. Adjustments to reflect these gains and losses will be made at the end of a Fund’s taxable year.

At the time of purchase, a Fund’s NAV may reflect undistributed income or net capital gains. A subsequent distribution to shareholders of such amounts, although constituting a return of their investment, would be taxable either as dividends or capital gain distributions. For federal income tax purposes, the Funds are permitted to carry forward their net realized capital losses, if any, for eight years, and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute such gains.

Income received by a Fund from sources within various foreign countries may be subject to foreign income taxes withheld at the source. Under the Internal Revenue Code, if more than 50% of the value of a Fund’s total assets at the close of its taxable year comprises securities issued by foreign corporations, a Fund may file an election with the Internal Revenue Service to “pass through” to that Fund’s shareholders the amount of any foreign income taxes paid by that Fund. Pursuant to this election, shareholders will be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by a Fund; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) either deduct their pro rata share of foreign taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

If, in any taxable year, a Fund should not qualify as an RIC under the Internal Revenue Code: (1) that Fund would be taxed at normal corporate rates on the entire amount of its taxable income without deduction for dividends paid or other distributions to its shareholders, and (2) that Fund’s distributions to the extent made out of a Fund’s current or accumulated earnings and profits would be taxable to its shareholders (other than shareholders in tax deferred accounts) as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends), and may qualify for the deduction for dividends received by corporations.

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by a Fund after December 31, 2016.  FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of  foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA.  Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide that Fund with appropriate certifications or other documentation concerning its status under FATCA.

The American Taxpayer Relief Act of 2012 increased the highest marginal income tax rate on ordinary income to 39.6% effective January 1, 2013.  The highest marginal income tax rate on capital gains and qualified dividend income was increased to 20%.  For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.  Shareholders should consult their tax advisers about the application of federal, state, local and foreign tax law in light of their particular situation.

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ORGANIZATION OF THE TRUST

The is organized as a Delaware business trust.  As a Delaware business trust, the Trust need not hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (1) approving certain agreements as required by the 1940 Act; (2) changing fundamental investment objectives, policies, and restrictions of a Fund; and (3) filling vacancies on the Board of Trustees of the Trust in the event that less than two-thirds of the Trustees were elected by shareholders. The Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than two-thirds of the Trustees holding office have been elected by shareholders. At such time, the Trustees then in office will call a shareholders’ meeting for the election of Trustees. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Funds have the obligation to assist in such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

In the event of a liquidation or dissolution of the Trust or a Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to such Fund. Shareholders of a Fund are entitled to participate equally in the net distributable assets of the Fund upon liquidation, based on the number of shares of the Fund that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds, or payments that are not readily identifiable as belonging to any particular Fund, the Board shall allocate them among any one or more of the Funds as they, in their sole discretion, deem fair and equitable.

Shareholders of all series of the Trust, including the Funds, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The Trust has adopted a Rule 18f-3 Multi-Class Plan that contains the general characteristics of, and conditions under which the Trust may offer multiple classes of shares of each series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule 18f-2 also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of shareholders cannot be modified by less than a majority vote.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares of all series of the Trust have equal voting rights and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire; and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy on the Board shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.

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The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd. serves as the Funds’ independent registered public accounting firm.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the Funds and the offer and sale of the Funds’ shares has been provided by Kilpatrick Townsend & Stockton LLP, 1001 West 4th Street, Winston-Salem, North Carolina 27101.

FINANCIAL STATEMENTS

The financial statements of the Predecessor Funds for the fiscal period ended November 30, 2014, which are included in each Predecessor Fund’s Annual Report to Shareholders dated November 30, 2014 (Accession No: 0000910472-14-000451), are incorporated herein by reference. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent accountants’ reports.  Once produced, you can obtain a copy of the financial statements contained in each Fund’s Annual or Semi-Annual Report without charge by calling the Funds at 1-855-754-7932.

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APPENDIX A

Proxy Voting Policy
of
Horizon Investments, LLC (“Horizon”)

For separately managed accounts, Horizon generally does not vote proxies. However, Horizon votes proxies for the mutual funds (the “Funds”) and Collective Investment Trusts (“Collectives”) it advises, and therefore has adopted and implemented this Proxy Voting Policy and Procedures.

Policy

Horizon, as a matter of policy and practice, has no authority to vote proxies on behalf of advisory clients unless otherwise agreed to in writing. Horizon’s policy of having no proxy voting responsibility is disclosed to its advisory clients. However, Horizon may also serve as an investment adviser or sub-adviser to several open-end investment companies and collective investment trusts, and Horizon will vote proxies for these clients. Horizon may retain third party proxy voting services for a variety of proxy-related services. These services may include research, tracking, voting, proxy guidelines, and reporting, among others. Horizon’s general policy with respect to its proxy and corporate action obligations are set forth below.

Procedure

Horizon has adopted the following procedures to implement the firm’s policy:

●	Horizon discloses its proxy voting policy of generally not having proxy voting authority in the firm’s Form ADV Part 2A Disclosure Brochure.
●	Horizon’s advisory agreements with natural person clients provide that the firm has no proxy voting responsibilities and that the advisory clients expressly retain such voting authority.

Proxies for Funds

Horizon serves as investment adviser to certain investment companies and collective investment trusts (each a “Fund”). Generally, each Fund is a fund of funds, meaning these Funds pursue their investment goals by investing primarily in other investment companies that are not affiliated (“Underlying Funds”). As a fund of funds, the Funds are generally required by the Investment Company Act to handle proxies received from Underlying Funds in a certain manner. In particular it is the policy of Horizon to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from Fund shareholders, pursuant to Section 12(d)(1)(F) of the Investment Company Act. All proxies received from Underlying Funds will be reviewed by the respective Fund’s portfolio manager or his or her designee (in any case, the “Proxy Manager”) to ensure proper voting. After voting, the proxy materials are maintained for future reference.

The Proxy Manager is ultimately responsible for ensuring that all proxies received by Horizon are voted in a timely manner and in a manner consistent with the established Horizon’s policies. Although the majority of proxy proposals can be handled in accordance with Horizon’s established proxy policies, Horizon recognizes that some proposals require special consideration that may dictate that exceptions are made to its general procedures.

Additional Procedures

The Proxy Manager is also responsible for reviewing the proxy proposal for conflicts of interest as part of the overall vote review process and ensuring that all corporate action notices or requests that require shareholder action received by Horizon are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

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RECORD KEEPING

In accordance with Rule 204-2 under the Act, Horizon will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that Horizon may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by Horizon that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

Horizon will describe in its Part 2 of Form ADV (or other brochure fulfilling the requirement of Rule 204- 3) its proxy voting policies and procedures and will inform clients how they may obtain information on how Horizon voted proxies with respect to the clients’ portfolio securities. Clients may obtain information on how their securities were voted or a copy of Horizon’s Policies and Procedures by written request addressed to Horizon. Horizon will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

GUIDELINES FOR EXCEPTIONS TO GENERAL POLICY

Under circumstances where Horizon’s general voting policies do not apply (e.g., Fund holdings in individual stocks rather than Underlying Funds), the following guidelines are to be used in voting proposals, but will not be used as rigid rules. Each proxy issue will be considered individually. Other proxy proposals will be reviewed on a case by case basis.

Oppose. Horizon will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include: Issues regarding the issuer’s Board entrenchment and anti-takeover measures; providing cumulative voting rights; election of directors not recommended by the issuer’s board.

Approve. Horizon will generally vote in favor of routine proposals are those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will generally be voted with management. Traditionally, these issues include: Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies; Date and place of annual meeting; limitation on charitable contributions or fees paid to lawyers; Ratification of directors’ actions on routine matters since previous annual meeting; Eliminate a preemptive right; Employee Stock Purchase Plan; Establish 401(k) Plan.

OVERSIGHT OF PROXY SERVICES

Horizon may retain third party proxy voting services for a variety of proxy-related services. In light of Horizon’s fiduciary duties, and given the complexity of the issues that may be raised in connection with proxy votes, Horizon has retained Institutional Shareholder Services Inc. (“ISS”) to assist in the coordination and voting of client proxies. Horizon will utilize ISS, as ISS specializes in providing a variety of fiduciary-level proxy-related services to investment managers. The services provided to Horizon will include timely delivery of meeting and record date information; proxy analysis through an electronic web based vote execution platform; and detailed recordkeeping needs of Horizon’s proxy voting function.

The CCO or the CCO’s designee is responsible for managing the relationship with ISS and for ensuring that all proxies are being properly voted and that ISS is retaining all of the appropriate proxy voting records.

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HORIZON FUNDS

PART C

OTHER INFORMATION

Item 28.  Exhibits.

(a)	(1)	Certificate of Trust was previously filed with the Registrant’s Initial Registration on Form N-1A on June 2, 2015 and is incorporated by reference.

	(2)	Declaration of Trust was previously filed with the Registrant’s Initial Registration on Form N-1A on June 2, 2015 and is incorporated by reference.

(b)		By-Laws were previously filed with the Registrant’s Initial Registration on Form N-1A on June 2, 2015 and is incorporated by reference.

(c)		Instruments Defining Rights of Security Holders – See relevant portions of Certificate of Trust, Declaration of Trust and By-Laws.

(d)	(1)	Investment Advisory Agreement between the Registrant and Horizon Investments, LLC on behalf of the Horizon Active Asset Allocation Fund – filed herewith.

	(2)	Investment Advisory Agreement between the Registrant and Horizon Investments, LLC on behalf of the Horizon Active Risk Assist Fund – filed herewith.

	(3)	Investment Advisory Agreement between the Registrant and Horizon Investments, LLC on behalf of the Horizon Active Income Fund – filed herewith.

(e)		Distribution Agreement between the Registrant and Quasar Distributors, LLC – filed herewith.

(f)		Bonus, profit sharing contracts – None

(g)		Custody Agreement between the Registrant and U.S. Bank National Association – filed herewith.

(h)	(1)	Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC – filed herewith.

	(2)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC – filed herewith.

	(3)	Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC – filed herewith.

	(4)	Shareholder Services Plan – filed herewith.

	(5)	Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon Active Asset Allocation Fund – filed herewith.

	(6)	Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon Active Risk Assist Fund – filed herewith.

	(7)	Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon Active Income Fund – filed herewith.

(i)		Opinion and consent of counsel – filed herewith.

(j)		Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)		Financial statements omitted from prospectus – None

(l)		Initial Capital Agreements – filed herewith.

(m)		Distribution Plan pursuant to Rule 12b-1 – filed herewith.

(n)		Rule 18f-3 Multiple Class Plan – filed herewith.

(o)		Reserved

(p)	(1)	Code of Ethics of Horizon Funds – filed herewith.

	(2)	Code of Ethics of Horizon Investments, LLC – filed herewith.

	(3)	Code of Ethics of Quasar Distributors, LLC – filed herewith.

	(4)	Powers of Attorney – filed herewith.

Item 29.  Persons Controlled by or Under Common Control with Registrant

None.

Item 30.  Indemnification

Reference is made to Article VII, Sections 2 and 3 of the Registrant’s Declaration of Trust, which is filed hereunder, with respect to the Registrant. The general effect of this provision is to indemnify the Trustees, officers, employees and other agents of the Trust who are parties pursuant to any proceeding by reason of their actions performed in their scope of service on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of Investment Adviser

Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 32.  Principal Underwriter

a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Lord Asset Management Trust
Alpine Income Trust	MainGate Trust
Alpine Series Trust	Managed Portfolio Series
Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.
Appleton Funds	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Purisima Funds
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	Stone Ridge Trust
FundX Investment Trust	Stone Ridge Trust II
Glenmede Fund, Inc.	Stone Ridge Trust III
Glenmede Portfolios	Thompson IM Funds, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	Trust for Advised Portfolios
Harding Loevner Funds, Inc.	USA Mutuals
Hennessy Funds Trust	Wall Street Fund, Inc.
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.

IronBridge Funds, Inc.	YCG Funds

b)	The directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 10 West Market Street, Indianapolis, Indiana, 46204.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

c)	Not applicable.

Item 33.   Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

Horizon Investments, LLC, 13024 Ballantyne Corporate Place, Suite 225, Charlotte, North Carolina 28277 (records relating to its function as investment adviser of the Horizon Funds).

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its function as administrator, transfer agent and dividend disbursing agent).

U.S. Bank, N.A., 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212 (records relating to its function as custodian).

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its function as distributor).

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte and State of North Carolina on January 26, 2016.

Horizon Funds

By: /s/ Robert J. Cannon
Robert J. Cannon
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert J. Cannon	President and Trustee	January 26, 2016
Robert J. Cannon

John W. Davidson*	Trustee	January 26, 2016
John W. Davidson

Todd W. Gaylord*	Trustee	January 26, 2016
Todd W. Gaylord

Thomas W. Okel*	Trustee	January 26, 2016
Thomas W. Okel

/s/ Benjamin Johnson	Treasurer	January 26, 2016
Benjamin Johnson

* By: /s/ Matthew Chambers
         Matthew Chambers
          As Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit
(d)(1)	Investment Advisory Agreement between the Registrant and Horizon Investments, LLC on behalf of the Horizon Active Asset Allocation Fund

(d)(2)	Investment Advisory Agreement between the Registrant and Horizon Investments, LLC on behalf of the Horizon Active Risk Assist Fund

(d)(3)	Investment Advisory Agreement between the Registrant and Horizon Investments, LLC on behalf of the Horizon Active Income Fund

(e)	Distribution Agreement between the Registrant and Quasar Distributors, LLC

(g)	Custody Agreement between the Registrant and U.S. Bank National Association

(h)(1)	Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC

(h)(2)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC

(h)(3)	Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC

(h)(4)	Shareholder Services Plan

(h)(5)	Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon Active Asset Allocation Fund

(h)(6)	Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon Active Risk Assist Fund

(h)(7)	Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon Active Income Fund

(i)	Opinion and consent of counsel

(j)	Consent of Independent Registered Public Accounting Firm

(l)	Initial Capital Agreements

(m)	Distribution Plan pursuant to Rule 12b-1

(n)	Rule 18f-3 Multiple Class Plan

(p)(1)	Code of Ethics of Horizon Funds

(p)(2)	Code of Ethics of Horizon Investments, LLC

(p)(3)	Code of Ethics of Quasar Distributors, LLC

(p)(4)	Powers of Attorney